                               [Nationwide logo]

                                 NATIONWIDE(R)
                              VL SEPARATE ACCOUNT-A

                               SEMI-ANNUAL REPORT
                                       TO
                                 CONTRACT OWNERS
                                  JUNE 30, 2000


                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                           HOME OFFICE: COLUMBUS, OHIO
FHL-150-S (06/00)

                               [Nationwide logo]

                 NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                              [President's photo]

                              PRESIDENT'S MESSAGE

               We at Nationwide Life and Annuity Insurance Company are pleased to bring you the 2000 semi-annual report of the Nationwide VL Separate Account-A.

               During the first half of 2000 fixed income and equity markets took a hiatus from their recent advances. It appears the Federal Reserve's interest rate hikers are accomplishing the intended purpose. Recent economic statistics show some moderation in the areas of home and vehicles sales because of the higher interest costs. And, there are other favorable indications that the Fed may yet "glide" the economy to a soft landing. Inflation remains low. Sustained increases in worker productivity continue to dampen pricing pressures of an increasingly tight labor pool. Corporate profitability growth remains viable. An improving global economy bodes well for U.S. exporting businesses. While all this provides a positive backdrop, we expect the markets will continue jittery and volatile during the second half of the year as uncertainty over further Fed actions persists. However, we believe patient investors in financial assets will be amply rewarded when we move beyond this temporary respite.

               Nationwide Life was a forerunner in the variable annuity and variable life insurance business. We continue to develop new and innovative investment products to better meet your financial planning and retirement needs. And, we are equally committed to providing you, our valued customer, the exceptional level of customer service you expect and deserve.


                              /s/ Joseph J. Gasper
                           Joseph J. Gasper, President
                                 August 16, 2000

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                      [THIS PAGE LEFT BLANK INTENTIONALLY]

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HOW TO READ THE SEMI-ANNUAL REPORT

This semi-annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different under- lying mutual funds available than those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide VL Separate Account-A. Rules and regulations of the United States Securities and Exchange Commission and recognized conventions of Generally Accepted Accounting Principals prescribe the format and content of this report.

We also invite you to call our service center at 1-877-351-8808 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.bestofamerica.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

THE ANNUAL REPORT HAS FOUR MAJOR FINANCIAL SECTIONS:

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNER'S EQUITY
This statement begins on page 6 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their market value as of the close of business on June 30, 2000. The mutual funds are listed in alphabetical order. The market value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accord- ingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total market value of the funds is equal to the Total investments of the variable account.

Accounts receivable, if applicable, represents an asset of the variable account for money market fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal Total assets of the variable account.

Accounts payable, if applicable, is a liability of the variable account for money market fund shares redeemed by contract owners' but not yet deducted from Total investments.

Total assets minus Accounts payable equals Contract owners' equity. A summary of Contract owners' equity by funds series may be found on page 34. This summary also includes investment return for the reporting period for each fund series.

STATEMENTS OF OPERATIONS AND STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY These statements begin on page 9 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The Investment activity section shows income to the variable account for reinvested dividends and capital gain distributions paid by the underlying mutual funds. Also shown are the mortality, expense and administration charges which are assessed through the daily unit value calculation and which represent an expense to the variable account and its contract owners. This section also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in market value of the underlying fund shares.

The Equity transactions section illustrates the receipt of purchase payments, as new contracts are sold or additional payments made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money.

The sum of the above two sections represents the Net change in contract owners' equity which when added to the beginning Contract owners' equity equals Contract owners' equity at the end of the reporting period.

NOTES TO FINANCIAL STATEMENTS, beginning on page 26, provide further disclosures about the variable account and its underlying contract provisions.

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--------------------------------------------------------------------------------
                        NATIONWIDE VL SEPARATE ACCOUNT-A

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                  JUNE 30, 2000
                                   (UNAUDITED)


ASSETS:

   Investments at market value:

      American Century VP - American Century VP Advantage (ACVPAdv)
         228 shares (cost $1,446) ..........................................................    $      1,374

      American Century VP - American Century VP Balanced (ACVPBal)
         123,429 shares (cost $919,396) ....................................................         933,124

      American Century VP - American Century VP Capital Appreciation (ACVPCapAp)
         27,086 shares (cost $506,949) .....................................................         460,197

      American Century VP - American Century VP Income & Growth (ACVPIncGr)
         148,343 shares (cost $1,144,763) ..................................................       1,137,795

      American Century VP - American Century VP International (ACVPInt)
         420,779 shares (cost $3,566,802) ..................................................       4,864,206

      American Century VP - American Century VP Value (ACVPValue)
         310,056 shares (cost $2,042,623) ..................................................       1,680,504

      The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGr)
         5,567 shares (cost $212,151) ......................................................         223,000

      Dreyfus Stock Index Fund (DryStkIx)
         556,206 shares (cost $20,797,662) .................................................      21,146,950

      Dreyfus VIF - Appreciation Portfolio (DryVApp)
         272,243 shares (cost $10,631,873) .................................................      11,156,532

      Dreyfus VIF - Growth and Income Portfolio (DryVGrInc)
         16,331 shares (cost $415,346) .....................................................         411,205

      Fidelity VIP - Equity-Income Portfolio (FidVEqIn)
         106,007 shares (cost $2,554,953) ..................................................       2,428,631

      Fidelity VIP - Growth Portfolio (FidVGr)
         93,923 shares (cost $4,778,594) ...................................................       4,840,799

      Fidelity VIP - High Income Portfolio (FidVHiIn)
         185,149 shares (cost $1,983,404) ..................................................       1,858,897

      Fidelity VIP - Overseas Portfolio (FidVOvSe)
         205,804 shares (cost $4,807,727) ..................................................       4,828,162

      Fidelity VIP-II - Asset Manager Portfolio (FidVAM)
         465,912 shares (cost $7,858,763) ..................................................       7,706,180

      Fidelity VIP-II - Contrafund Portfolio (FidVCon)
         62,315 shares (cost $1,602,981) ...................................................       1,563,492

      Fidelity VIP-III - Growth Opportunities Portfolio (FidVGrOp)
         61,610 shares (cost $1,336,021) ...................................................       1,269,784

      Janus Aspen Series - Capital Appreciation Portfolio (JanACapApS)
         1,154 shares (cost $35,280) .......................................................          36,260

      Janus Aspen Series - Global Technology Portfolio (JanAGlTchS)
         19,627 shares (cost $194,502) .....................................................         192,736

      Janus Aspen Series - International Growth Portfolio (JanAIntGrS)
         725 shares (cost $27,645) .........................................................          28,545

      Morgan Stanley - Emerging Markets Debt Portfolio (MSEmMkt)
         28,747 shares (cost $202,838) .....................................................         211,580

      Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
         45,462 shares (cost $1,180,572) ...................................................       1,175,655

      Nationwide SAT - Government Bond Fund (NSATGvtBd)
         360,720 shares (cost $3,956,455) ..................................................       3,928,241

      Nationwide SAT - Mid Cap Index Fund (NSATMidCap)
         14,247 shares (cost $186,922) .....................................................         189,336

      Nationwide SAT - Money Market Fund (NSATMMkt)
         13,406,048 shares (cost $13,406,048) ..............................................      13,406,048

      Nationwide SAT - Nationwide Small Cap Growth Fund (NSATSmCapG)
         9,706 shares (cost $194,502) ......................................................         201,005

      Nationwide SAT - Small Cap Value Fund (NSATSmCapV)
         279,715 shares (cost $2,979,495) ..................................................       3,018,122

      Nationwide SAT - Small Company Fund (NSATSmCo)
         72,286 shares (cost $1,280,219) ...................................................       1,720,396

      Nationwide SAT - Total Return Fund (NSATTotRtn)
         10,825 shares (cost $196,648) .....................................................         209,900

      Neuberger Berman AMT - Balanced Portfolio (NBAMTBal)
         976 shares (cost $16,235) .........................................................          19,491

      Neuberger Berman AMT - Growth Portfolio (NBAMTGro)
         117,380 shares (cost $3,230,212) ..................................................       4,652,931

      Neuberger Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat)
         279,980 shares (cost $3,569,974) ..................................................       3,524,948

      Neuberger Berman AMT - Partners Portfolio (NBAMTPart)
         265,262 shares (cost $4,727,887) ..................................................       4,236,239

      Oppenheimer Bond Fund/VA (OppBdVA)
         87,774 shares (cost $998,753) .....................................................         948,837

      Oppenheimer Global Securities Fund/VA (OppGlSecVA)
         69,932 shares (cost $2,211,470) ...................................................       2,234,341

      Oppenheimer Capital Appreciation Fund/VA (OppCapApVA)
         65,107 shares (cost $2,742,233) ...................................................       3,329,550

      Oppenheimer Multiple Stategies Fund/VA (OppMltStVA)
         46,365 shares (cost $752,291) .....................................................         769,198

      Strong Opportunity Fund II, Inc. (StOpp2)
         221,773 shares (cost $5,160,037) ..................................................       5,998,952

      Strong VIF - Strong International Stock Fund II (StIntStk2)
         31,574 shares (cost $466,225) .....................................................         455,294

                                                                     (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT-A

      Van Eck WIT - Worldwide Emerging Markets Fund (VEWwEmgMkt)
         90,449 shares (cost $1,183,360) ...................................................       1,129,709

      Van Kampen LIT -
      Morgan Stanley Real Estate Securities Portfolio (VKMSRESec)
         21,073 shares (cost $266,618) .....................................................         283,643

      Warburg Pincus Trust - International Equity Portfolio (WPIntEq)
         21,522 shares (cost $338,538) .....................................................         327,990

      Warburg Pincus Trust - Global Post - Venture Capital Portfolio (WPGlPVenCp)
         34,122 shares (cost $762,051) .....................................................         689,946

      Warburg Pincus Trust - Small Company Growth Portfolio (WPSmCoGr)
         194,024 shares (cost $4,464,449) ..................................................       5,205,666
                                                                                                ------------

            Total investments ..............................................................     124,635,391

   Accounts receivable .....................................................................          15,412
                                                                                                ------------

            Total assets ...................................................................     124,650,803

ACCOUNTS PAYABLE ...........................................................................              --
                                                                                                ------------

CONTRACT OWNERS' EQUITY (NOTE 7) ...........................................................    $124,650,803
                                                                                                ============

--------------------------------------------------------------------------------

NATIONWIDE VL SEPARATE ACCOUNT-A
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY
--------------------------
STATEMENTS OF OPERATIONS
--------------------------
SIX MONTH PERIODS ENDED JUNE 30, 2000, 1999 AND 1998
(UNAUDITED)

                                                             Total                                       ACVPAdv
                                        ---------------------------------------------   ----------------------------------------
                                             2000            1999            1998         2000            1999            1998
                                        -------------   -------------   -------------   --------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...............  $   1,872,251       1,122,615         294,243         35             259           9,771
  Mortality and expense charges
     (note 3) ........................       (346,095)       (204,747)        (34,814)        (5)            (24)            (12)
                                        -------------   -------------   -------------   --------   -------------   -------------
     Net investment activity .........      1,526,156         917,868         259,429         30             235           9,759
                                        -------------   -------------   -------------   --------   -------------   -------------
  Proceeds from mutual fund
     shares sold .....................     68,137,245      28,824,134      16,936,575          5         517,542             977
  Cost of mutual funds sold ..........    (64,745,281)    (27,459,827)    (16,917,760)        (5)       (387,121)           (838)
                                        -------------   -------------   -------------   --------   -------------   -------------
     Realized gain (loss)
       on investments ................      3,391,964       1,364,307          18,815         --         130,421             139
  Change in unrealized gain (loss)
     on investments ..................     (6,311,632)      1,576,741         203,669       (203)       (120,159)         (1,454)
                                        -------------   -------------   -------------   --------   -------------   -------------
     Net gain (loss) on investments ..     (2,919,668)      2,941,048         222,484       (203)         10,262          (1,315)
                                        -------------   -------------   -------------   --------   -------------   -------------
  Reinvested capital gains ...........      2,822,562       1,013,971          58,733        223             616          36,765
                                        -------------   -------------   -------------   --------   -------------   -------------
       Net change in contract
          owners' equity resulting
          from operations ............      1,429,050       4,872,887         540,646         50          11,113          45,209
                                        -------------   -------------   -------------   --------   -------------   -------------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners .................     43,513,733      33,205,568      25,218,368        101              76            (218)
  Transfers between funds ............             --              --              --         --              --              --
  Surrenders .........................    (13,828,372)       (537,041)             --         --        (516,941)             --
  Death benefits (note 4) ............       (285,380)             --              --         --              --              --
  Policy loans (net of repayments)
     (note 5) ........................          2,721          (2,251)          2,902         --              --              --
  Deductions for surrender charges
     (note 2d) .......................         (1,949)         (1,394)             --         --            (403)             --
  Redemptions to pay cost of
     insurance charges and
     administrative charges
     (notes 2b and 2c) ...............     (1,497,503)     (1,474,197)       (562,392)       (38)           (223)            (54)
                                        -------------   -------------   -------------   --------   -------------   -------------
       Net equity transactions .......     27,903,250      31,190,685      24,658,878         63        (517,491)           (272)
                                        -------------   -------------   -------------   --------   -------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY      29,332,300      36,063,572      25,199,524        113        (506,378)         44,937
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD ................     95,318,503      49,377,054         532,228      1,263         507,448         433,507
                                        -------------   -------------   -------------   --------   -------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD   $ 124,650,803      85,440,626      25,731,752      1,376           1,070         478,444
                                        =============   =============   =============   ========   =============   =============
                                                           ACVPBal
                                        ---------------------------------------------
                                             2000            1999            1998
                                        -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...............         15,096           3,300             266
  Mortality and expense charges
     (note 3) ........................         (1,762)           (800)           (269)
                                        -------------   -------------   -------------
     Net investment activity .........         13,334           2,500              (3)
                                        -------------   -------------   -------------
  Proceeds from mutual fund
     shares sold .....................          8,439          75,900           4,397
  Cost of mutual funds sold ..........         (8,673)        (72,305)         (4,326)
                                        -------------   -------------   -------------
     Realized gain (loss)
       on investments ................           (234)          3,595              71
  Change in unrealized gain (loss)
     on investments ..................        (10,444)        (12,542)         16,685
                                        -------------   -------------   -------------
     Net gain (loss) on investments ..        (10,678)         (8,947)         16,756
                                        -------------   -------------   -------------
  Reinvested capital gains ...........          9,506          22,770           1,868
                                        -------------   -------------   -------------
       Net change in contract
          owners' equity resulting
          from operations ............         12,162          16,323          18,621
                                        -------------   -------------   -------------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners .................        266,793         194,774         251,073
  Transfers between funds ............        286,204         (66,532)             --
  Surrenders .........................             --              --              --
  Death benefits (note 4) ............             --              --              --
  Policy loans (net of repayments)
     (note 5) ........................             --              --              --
  Deductions for surrender charges
     (note 2d) .......................             --              --              --
  Redemptions to pay cost of
     insurance charges and
     administrative charges
     (notes 2b and 2c) ...............         (7,148)         (6,558)         (5,361)
                                        -------------   -------------   -------------
       Net equity transactions .......        545,849         121,684         245,712
                                        -------------   -------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY         558,011         138,007         264,333
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD ................        375,119         218,819              --
                                        -------------   -------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD         933,130         356,826         264,333
                                        =============   =============   =============

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-A
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED
-----------------------------------
STATEMENTS OF OPERATIONS, CONTINUED
-----------------------------------
SIX MONTH PERIODS ENDED JUNE 30, 2000, 1999 AND 1998
(UNAUDITED)

                                                      ACVPCapAp                              ACVPIncGr
                                        ------------------------------------   ------------------------------
                                           2000         1999         1998         2000         1999      1998
                                        ----------   ----------   ----------   ----------   ----------   ----
INVESTMENT ACTIVITY:
  Reinvested dividends ...............  $        -            -            -        3,232            2      -
  Mortality and expense charges
     (note 3) ........................      (1,232)         (95)         (10)      (1,789)        (357)     -
                                        ----------   ----------   ----------   ----------   ----------   ----
     Net investment activity .........      (1,232)         (95)         (10)       1,443         (355)     -
                                        ----------   ----------   ----------   ----------   ----------   ----
  Proceeds from mutual fund
     shares sold .....................     216,016      128,488      277,502      572,932        2,777      -
  Cost of mutual funds sold ..........    (222,219)    (118,878)    (273,355)    (542,601)      (2,633)     -
                                        ----------   ----------   ----------   ----------   ----------   ----
     Realized gain (loss)
       on investments ................      (6,203)       9,610        4,147       30,331          144      -
  Change in unrealized gain (loss)
     on investments ..................     (58,089)     (14,998)        (282)     (47,308)      21,761      -
                                        ----------   ----------   ----------   ----------   ----------   ----
     Net gain (loss) on investments ..     (64,292)      (5,388)       3,865      (16,977)      21,905      -
                                        ----------   ----------   ----------   ----------   ----------   ----
  Reinvested capital gains ...........      17,791            -          130            -            -      -
                                        ----------   ----------   ----------   ----------   ----------   ----
       Net change in contract
          owners' equity resulting
          from operations ............     (47,733)      (5,483)       3,985      (15,534)      21,550      -
                                        ----------   ----------   ----------   ----------   ----------   ----
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners .................     101,421       13,769       10,608      352,846      204,304      -
  Transfers between funds ............     300,233     (127,407)           -      494,210       42,250      -
  Surrenders .........................           -            -            -            -            -      -
  Death benefits (note 4) ............           -            -            -            -            -      -
  Policy loans (net of repayments)
     (note 5) ........................           -            -            -            -            -      -
  Deductions for surrender charges
     (note 2d) .......................           -            -            -            -            -      -
  Redemptions to pay cost of
     insurance charges and
     administrative charges
     (notes 2b and 2c) ...............      (5,215)      (1,540)      (3,382)      (5,900)      (2,056)     -
                                        ----------   ----------   ----------   ----------   ----------   ----
       Net equity transactions .......     396,439     (115,178)       7,226      841,156      244,498      -
                                        ----------   ----------   ----------   ----------   ----------   ----

NET CHANGE IN CONTRACT OWNERS' EQUITY      348,706     (120,661)      11,211      825,622      266,048      -
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD ................     112,505      125,894            -      312,185            -      -
                                        ----------   ----------   ----------   ----------   ----------   ----
CONTRACT OWNERS' EQUITY END OF PERIOD   $  461,211        5,233       11,211    1,137,807      266,048      -
                                        ==========   ==========   ==========   ==========   ==========   ====
                                                     ACVPint
                                        ------------------------------
                                           2000         1999      1998
                                        ----------   ----------   ----
INVESTMENT ACTIVITY:
  Reinvested dividends ...............       5,915            -      -
  Mortality and expense charges
     (note 3) ........................     (15,234)      (1,036)     -
                                        ----------   ----------   ----
     Net investment activity .........      (9,319)      (1,036)     -
                                        ----------   ----------   ----
  Proceeds from mutual fund
     shares sold .....................     117,790       92,007      -
  Cost of mutual funds sold ..........     (76,183)     (83,235)     -
                                        ----------   ----------   ----
     Realized gain (loss)
       on investments ................      41,607        8,772      -
  Change in unrealized gain (loss)
     on investments ..................    (452,343)      20,463      -
                                        ----------   ----------   ----
     Net gain (loss) on investments ..    (410,736)      29,235      -
                                        ----------   ----------   ----
  Reinvested capital gains ...........      88,436            -      -
                                        ----------   ----------   ----
       Net change in contract
          owners' equity resulting
          from operations ............    (331,619)      28,199      -
                                        ----------   ----------   ----
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners .................     125,447       70,690      -
  Transfers between funds ............      11,536    1,417,552      -
  Surrenders .........................           -            -      -
  Death benefits (note 4) ............     (43,484)           -      -
  Policy loans (net of repayments)
     (note 5) ........................           -            -      -
  Deductions for surrender charges
     (note 2d) .......................           -            -      -
  Redemptions to pay cost of
     insurance charges and
     administrative charges
     (notes 2b and 2c) ...............     (36,512)      (2,318)     -
                                        ----------   ----------   ----
       Net equity transactions .......      56,987    1,485,924      -
                                        ----------   ----------   ----

NET CHANGE IN CONTRACT OWNERS' EQUITY     (274,632)   1,514,123      -
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD ................   5,138,853       56,931      -
                                        ----------   ----------   ----
CONTRACT OWNERS' EQUITY END OF PERIOD    4,864,221    1,571,054      -
                                        ==========   ==========   ====

NATIONWIDE VL SEPARATE ACCOUNT-A
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED
------------------------------------
STATEMENTS OF OPERATIONS, CONTINUED
------------------------------------
SIX MONTH PERIODS ENDED JUNE 30, 2000, 1999 AND 1998
(UNAUDITED)

                                                        ACVPValue                                 DrySRGro
                                        ---------------------------------------   ---------------------------------------
                                            2000         1999          1998           2000          1999          1998
                                        -----------   -----------   -----------   -----------   -----------   -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...............  $    22,939         1,140            15            32             -             -
  Mortality and expense charges
     (note 3) ........................       (5,196)         (571)          (40)         (546)       (1,289)          (10)
                                        -----------   -----------   -----------   -----------   -----------   -----------
     Net investment activity .........       17,743           569           (25)         (514)       (1,289)          (10)
                                        -----------   -----------   -----------   -----------   -----------   -----------
  Proceeds from mutual fund
     shares sold .....................      139,207       135,433         1,319        24,851       269,585           416
  Cost of mutual funds sold ..........     (167,498)     (139,805)       (1,362)      (23,201)     (220,814)         (393)
                                        -----------   -----------   -----------   -----------   -----------   -----------
     Realized gain (loss)
       on investments ................      (28,291)       (4,372)          (43)        1,650        48,771            23
  Change in unrealized gain (loss)
     on investments ..................     (118,016)        5,386        (1,540)        4,710        (1,608)          579
                                        -----------   -----------   -----------   -----------   -----------   -----------
     Net gain (loss) on investments ..     (146,307)        1,014        (1,583)        6,360        47,163           602
                                        -----------   -----------   -----------   -----------   -----------   -----------
  Reinvested capital gains ...........       58,697        10,801           184             -             -             -
                                        -----------   -----------   -----------   -----------   -----------   -----------
       Net change in contract
          owners' equity resulting
          from operations ............      (69,867)       12,384        (1,424)        5,846        45,874           592
                                        -----------   -----------   -----------   -----------   -----------   -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners .................       87,738        11,847        48,077       118,938       162,330        11,951
  Transfers between funds ............     (104,681)      786,005             -       (15,898)        4,191             -
  Surrenders .........................            -             -             -             -             -             -
  Death benefits (note 4) ............      (15,373)            -             -             -             -             -
  Policy loans (net of repayments)
     (note 5) ........................            -             -             -             -             -             -
  Deductions for surrender charges
     (note 2d) .......................            -             -             -             -             -             -
  Redemptions to pay cost of
     insurance charges and
     administrative charges
     (notes 2b and 2c) ...............      (12,187)       (5,415)       (1,967)       (2,115)      (12,259)         (498)
                                        -----------   -----------   -----------   -----------   -----------   -----------
       Net equity transactions .......      (44,503)      792,437        46,110       100,925       154,262        11,453
                                        -----------   -----------   -----------   -----------   -----------   -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY     (114,370)      804,821        44,686       106,771       200,136        12,045
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD ................    1,794,887       104,008             -       116,235       315,050             -
                                        -----------   -----------   -----------   -----------   -----------   -----------
CONTRACT OWNERS' EQUITY END OF PERIOD   $ 1,680,517       908,829        44,686       223,006       515,186        12,045
                                        ===========   ===========   ===========   ===========   ===========   ===========
                                                       DryStkIx
                                        ---------------------------------------
                                           2000           1999          1998
                                        -----------   -----------   -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...............       97,321        51,999        11,983
  Mortality and expense charges
     (note 3) ........................      (55,106)      (24,597)       (1,462)
                                        -----------   -----------   -----------
     Net investment activity .........       42,215        27,402        10,521
                                        -----------   -----------   -----------
  Proceeds from mutual fund
     shares sold .....................   10,455,333     1,724,789        28,088
  Cost of mutual funds sold ..........   (8,584,541)   (1,493,833)      (26,036)
                                        -----------   -----------   -----------
     Realized gain (loss)
       on investments ................    1,870,792       230,956         2,052
  Change in unrealized gain (loss)
     on investments ..................   (1,900,992)      643,164       106,364
                                        -----------   -----------   -----------
     Net gain (loss) on investments ..      (30,200)      874,120       108,416
                                        -----------   -----------   -----------
  Reinvested capital gains ...........       22,111        40,644         4,632
                                        -----------   -----------   -----------
       Net change in contract
          owners' equity resulting
          from operations ............       34,126       942,166       123,569
                                        -----------   -----------   -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners .................    7,218,267     3,019,022     3,021,574
  Transfers between funds ............    4,192,406      (112,704)            -
  Surrenders .........................   (4,358,740)            -             -
  Death benefits (note 4) ............      (16,184)            -             -
  Policy loans (net of repayments)
     (note 5) ........................            -             -             -
  Deductions for surrender charges
     (note 2d) .......................         (615)            -             -
  Redemptions to pay cost of
     insurance charges and
     administrative charges
     (notes 2b and 2c) ...............     (295,706)     (221,493)      (33,424)
                                        -----------   -----------   -----------
       Net equity transactions .......    6,739,428     2,684,825     2,988,150
                                        -----------   -----------   -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY     6,773,554     3,626,991     3,111,719
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD ................   14,374,023     6,790,451             -
                                        -----------   -----------   -----------
CONTRACT OWNERS' EQUITY END OF PERIOD    21,147,577    10,417,442     3,111,719
                                        ===========   ===========   ===========

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-A
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED
----------------------------------
STATEMENTS OF OPERATIONS, CONTINUED
----------------------------------
SIX MONTH PERIODS ENDED JUNE 30, 2000, 1999 AND 1998
(UNAUDITED)

                                                          DryVApp                                     DryVGrInc
                                        ------------------------------------------   ------------------------------------------
                                            2000           1999           1998           2000           1999           1998
                                        ------------   ------------   ------------   ------------   ------------   ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...............  $        442            235              1          1,113          2,017             36
  Mortality and expense charges
     (note 3) ........................       (28,198)       (15,496)        (1,102)        (1,136)        (1,268)           (10)
                                        ------------   ------------   ------------   ------------   ------------   ------------
     Net investment activity .........       (27,756)       (15,261)        (1,101)           (23)           749             26
                                        ------------   ------------   ------------   ------------   ------------   ------------
  Proceeds from mutual fund
     shares sold .....................     5,908,135        146,331          6,959        269,011         61,414            331
  Cost of mutual funds sold ..........    (5,420,237)      (127,059)        (6,727)      (225,818)       (53,121)          (325)
                                        ------------   ------------   ------------   ------------   ------------   ------------
     Realized gain (loss)
       on investments ................       487,898         19,272            232         43,193          8,293              6
  Change in unrealized gain (loss)
     on investments ..................      (122,051)       348,103         33,752        (51,356)        40,913           (391)
                                        ------------   ------------   ------------   ------------   ------------   ------------
     Net gain (loss) on investments ..       365,847        367,375         33,984         (8,163)        49,206           (385)
                                        ------------   ------------   ------------   ------------   ------------   ------------
  Reinvested capital gains ...........             -              -              2             96              -             96
                                        ------------   ------------   ------------   ------------   ------------   ------------
       Net change in contract
          owners' equity resulting
          from operations ............       338,091        352,114         32,885         (8,090)        49,955           (263)
                                        ------------   ------------   ------------   ------------   ------------   ------------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners .................       655,381        320,183      1,059,915        103,469         54,240         11,982
  Transfers between funds ............      (368,288)     6,306,933              -         (2,146)        12,457              -
  Surrenders .........................    (1,253,267)             -              -        (50,705)             -              -
  Death benefits (note 4) ............       (29,396)             -              -              -              -              -
  Policy loans (net of repayments)
     (note 5) ........................             -              -              -              -              -              -
  Deductions for surrender charges
     (note 2d) .......................          (177)             -              -             (7)             -              -
  Redemptions to pay cost of
     insurance charges and
     administrative charges
     (notes 2b and 2c) ...............      (123,448)      (126,185)        (6,010)        (9,766)       (12,833)          (494)
                                        ------------   ------------   ------------   ------------   ------------   ------------
       Net equity transactions .......    (1,119,195)     6,500,931      1,053,905         40,845         53,864         11,488
                                        ------------   ------------   ------------   ------------   ------------   ------------
NET CHANGE IN CONTRACT OWNERS' EQUITY       (781,104)     6,853,045      1,086,790         32,755        103,819         11,225
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD ................    11,937,725      3,270,138              -        378,451        363,120              -
                                        ------------   ------------   ------------   ------------   ------------   ------------
CONTRACT OWNERS' EQUITY END OF PERIOD   $ 11,156,621     10,123,183      1,086,790        411,206        466,939         11,225
                                        ============   ============   ============   ============   ============   ============
                                                         FidVEqIn
                                        ------------------------------------------
                                             2000           1999           1998
                                        ------------   ------------   ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...............        38,781         47,473              -
  Mortality and expense charges
     (note 3) ........................        (7,233)        (9,628)           (61)
                                        ------------   ------------   ------------
     Net investment activity .........        31,548         37,845            (61)
                                        ------------   ------------   ------------
  Proceeds from mutual fund
     shares sold .....................       435,056      1,290,683          2,202
  Cost of mutual funds sold ..........      (404,028)    (1,159,477)        (2,105)
                                        ------------   ------------   ------------
     Realized gain (loss)
       on investments ................        31,028        131,206             97
  Change in unrealized gain (loss)
     on investments ..................      (270,613)       100,821            502
                                        ------------   ------------   ------------
     Net gain (loss) on investments ..      (239,585)       232,027            599
                                        ------------   ------------   ------------
  Reinvested capital gains ...........       146,105        104,940              -
                                        ------------   ------------   ------------
       Net change in contract
          owners' equity resulting
          from operations ............       (61,932)       374,812            538
                                        ------------   ------------   ------------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners .................       437,608        832,824         71,776
  Transfers between funds ............      (226,576)    (1,165,924)             -
  Surrenders .........................       (99,834)             -              -
  Death benefits (note 4) ............             -              -              -
  Policy loans (net of repayments)
     (note 5) ........................             -              -              -
  Deductions for surrender charges
     (note 2d) .......................           (14)             -              -
  Redemptions to pay cost of
     insurance charges and
     administrative charges
     (notes 2b and 2c) ...............       (47,888)       (62,473)        (2,974)
                                        ------------   ------------   ------------
       Net equity transactions .......        63,296       (395,573)        68,802
                                        ------------   ------------   ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY          1,364        (20,761)        69,340
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD ................     2,427,291      3,089,994              -
                                        ------------   ------------   ------------
CONTRACT OWNERS' EQUITY END OF PERIOD      2,428,655      3,069,233         69,340
                                        ============   ============   ============

NATIONWIDE VL SEPARATE ACCOUNT-A
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED
-----------------------------------
STATEMENTS OF OPERATIONS, CONTINUED
-----------------------------------
SIX MONTH PERIODS ENDED JUNE 30, 2000, 1999 AND 1998
(UNAUDITED)

                                                        FidVGr                                   FidVHiIn
                                        ---------------------------------------   ---------------------------------------
                                           2000          1999          1998          2000          1999          1998
                                        -----------   -----------   -----------   -----------   -----------   -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...............  $     2,112           367           217       491,548        46,952             -
  Mortality and expense charges
     (note 3) ........................      (10,112)       (1,163)          (23)      (15,216)       (1,843)          (41)
                                        -----------   -----------   -----------   -----------   -----------   -----------
     Net investment activity .........       (8,000)         (796)          194       476,332        45,109           (41)
                                        -----------   -----------   -----------   -----------   -----------   -----------

  Proceeds from mutual fund
     shares sold .....................    4,519,240       163,987        15,999     5,834,812       368,602         1,311
  Cost of mutual funds sold ..........   (4,619,687)     (144,614)       (9,731)   (6,514,667)     (354,888)       (1,275)
                                        -----------   -----------   -----------   -----------   -----------   -----------
     Realized gain (loss)
       on investments ................     (100,447)       19,373         6,268      (679,855)       13,714            36
  Change in unrealized gain (loss)
     on investments ..................     (205,363)        5,238        (2,518)     (123,185)      (19,252)           70
                                        -----------   -----------   -----------   -----------   -----------   -----------
     Net gain (loss) on investments ..     (305,810)       24,611         3,750      (803,040)       (5,538)          106
                                        -----------   -----------   -----------   -----------   -----------   -----------
  Reinvested capital gains ...........      210,130        23,057         5,679             -         1,755             -
                                        -----------   -----------   -----------   -----------   -----------   -----------
       Net change in contract
          owners' equity resulting
          from operations ............     (103,680)       46,872         9,623      (326,708)       41,326            65
                                        -----------   -----------   -----------   -----------   -----------   -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners .................    4,698,812       193,718        27,290       428,705       600,469        48,066
  Transfers between funds ............   (1,556,441)      120,830             -       495,844       (44,815)            -
  Surrenders .........................      (14,029)      (13,784)            -             -             -             -
  Death benefits (note 4) ............            -             -             -        (6,163)            -             -
  Policy loans (net of repayments)
     (note 5) ........................        2,770        (2,357)          555             -             -             -
  Deductions for surrender charges
     (note 2d) .......................           (2)         (680)            -             -             -             -
  Redemptions to pay cost of
     insurance charges and
     administrative charges
     (notes 2b and 2c) ...............      (47,805)       (6,237)       (2,501)      (36,638)      (20,663)       (1,979)
                                        -----------   -----------   -----------   -----------   -----------   -----------
       Net equity transactions .......    3,083,305       291,490        25,344       881,748       534,991        46,087
                                        -----------   -----------   -----------   -----------   -----------   -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY     2,979,625       338,362        34,967       555,040       576,317        46,152
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD ................    1,861,062       192,030        42,484     1,303,894       446,746             -
                                        -----------   -----------   -----------   -----------   -----------   -----------
CONTRACT OWNERS' EQUITY END OF PERIOD   $ 4,840,687       530,392        77,451     1,858,934     1,023,063        46,152
                                        ===========   ===========   ===========   ===========   ===========   ===========
                                                        FidVOvSe
                                        ---------------------------------------
                                            2000          1999          1998
                                        -----------   -----------   -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...............       23,928        13,167             -
  Mortality and expense charges
     (note 3) ........................       (8,130)       (3,113)         (218)
                                        -----------   -----------   -----------
     Net investment activity .........       15,798        10,054          (218)
                                        -----------   -----------   -----------

  Proceeds from mutual fund
     shares sold .....................    1,913,491       113,388         1,100
  Cost of mutual funds sold ..........   (1,749,804)     (115,004)       (1,024)
                                        -----------   -----------   -----------
     Realized gain (loss)
       on investments ................      163,687        (1,616)           76
  Change in unrealized gain (loss)
     on investments ..................     (390,475)       57,242           (45)
                                        -----------   -----------   -----------
     Net gain (loss) on investments ..     (226,788)       55,626            31
                                        -----------   -----------   -----------
  Reinvested capital gains ...........      150,681        21,237             -
                                        -----------   -----------   -----------
       Net change in contract
          owners' equity resulting
          from operations ............      (60,309)       86,917          (187)
                                        -----------   -----------   -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners .................    2,255,049       142,087       216,018
  Transfers between funds ............    1,286,429       287,290             -
  Surrenders .........................      (22,350)            -             -
  Death benefits (note 4) ............            -             -             -
  Policy loans (net of repayments)
     (note 5) ........................            -             -             -
  Deductions for surrender charges
     (note 2d) .......................           (3)            -             -
  Redemptions to pay cost of
     insurance charges and
     administrative charges
     (notes 2b and 2c) ...............      (39,839)      (18,612)       (2,492)
                                        -----------   -----------   -----------
       Net equity transactions .......    3,479,286       410,765       213,526
                                        -----------   -----------   -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY     3,418,977       497,682       213,339
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD ................    1,409,116       830,816             -
                                        -----------   -----------   -----------
CONTRACT OWNERS' EQUITY END OF PERIOD     4,828,093     1,328,498       213,339
                                        ===========   ===========   ===========

NATIONWIDE VL SEPARATE ACCOUNT-A
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED
----------------------------------
STATEMENTS OF OPERATIONS, CONTINUED
-----------------------------------
SIX MONTH PERIODS ENDED JUNE 30, 2000, 1999 AND 1998
(UNAUDITED)

                                                         FidVAM                                   FidVCon
                                        ---------------------------------------   ---------------------------------------
                                            2000          1999          1998          2000          1999          1998
                                        -----------   -----------   -----------   -----------   -----------   -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...............  $   175,368       135,270             -         4,022         1,715             -
  Mortality and expense charges
     (note 3) ........................      (18,941)      (14,557)       (1,744)       (4,756)       (1,229)          (70)
                                        -----------   -----------   -----------   -----------   -----------   -----------
     Net investment activity .........      156,427       120,713        (1,744)         (734)          486           (70)
                                        -----------   -----------   -----------   -----------   -----------   -----------

  Proceeds from mutual fund
     shares sold .....................    5,167,013       626,225         6,580       824,534       120,519         2,324
  Cost of mutual funds sold ..........   (4,947,355)     (629,608)       (6,304)     (887,381)     (101,167)       (2,195)
                                        -----------   -----------   -----------   -----------   -----------   -----------
     Realized gain (loss)
       on investments ................      219,658        (3,383)          276       (62,847)       19,352           129
  Change in unrealized gain (loss)
     on investments ..................     (822,817)      (39,531)       32,238      (161,502)        9,949         3,737
                                        -----------   -----------   -----------   -----------   -----------   -----------
     Net gain (loss) on investments ..     (603,159)      (42,914)       32,514      (224,349)       29,301         3,866
                                        -----------   -----------   -----------   -----------   -----------   -----------
  Reinvested capital gains ...........      413,155       171,342             -       146,001        12,574             -
                                        -----------   -----------   -----------   -----------   -----------   -----------
       Net change in contract
          owners' equity resulting
          from operations ............      (33,577)      249,141        30,770       (79,082)       42,361         3,796
                                        -----------   -----------   -----------   -----------   -----------   -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners .................      559,089       636,747     1,760,914       918,601        95,003        80,792
  Transfers between funds ............    1,154,559     3,019,462             -      (385,558)       13,270             -
  Surrenders .........................   (2,113,699)            -             -             -             -             -
  Death benefits (note 4) ............       (6,045)            -             -             -             -             -
  Policy loans (net of repayments)
     (note 5) ........................            -             -             -             -             -             -
  Deductions for surrender charges
     (note 2d) .......................         (298)            -             -             -             -             -
  Redemptions to pay cost of
     insurance charges and
     administrative charges
     (notes 2b and 2c) ...............      (96,309)     (103,859)      (10,241)      (20,836)      (10,399)       (3,433)
                                        -----------   -----------   -----------   -----------   -----------   -----------
       Net equity transactions .......     (502,703)    3,552,350     1,750,673       512,207        97,874        77,359
                                        -----------   -----------   -----------   -----------   -----------   -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY      (536,280)    3,801,491     1,781,443       433,125       140,235        81,155
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD ................    8,243,320     3,751,508             -     1,130,372       317,448             -
                                        -----------   -----------   -----------   -----------   -----------   -----------
CONTRACT OWNERS' EQUITY END OF PERIOD   $ 7,707,040     7,552,999     1,781,443     1,563,497       457,683        81,155
                                        ===========   ===========   ===========   ===========   ===========   ===========
                                                       FidVGrOp
                                        ---------------------------------------
                                           2000          1999          1998
                                        -----------   -----------   -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...............       16,314        19,957             -
  Mortality and expense charges
     (note 3) ........................       (4,391)       (5,573)          (42)
                                        -----------   -----------   -----------
     Net investment activity .........       11,923        14,384           (42)
                                        -----------   -----------   -----------

  Proceeds from mutual fund
     shares sold .....................      616,413     1,411,553         1,048
  Cost of mutual funds sold ..........     (704,842)   (1,245,404)         (999)
                                        -----------   -----------   -----------
     Realized gain (loss)
       on investments ................      (88,429)      166,149            49
  Change in unrealized gain (loss)
     on investments ..................     (120,464)     (118,814)        1,441
                                        -----------   -----------   -----------
     Net gain (loss) on investments ..     (208,893)       47,335         1,490
                                        -----------   -----------   -----------
  Reinvested capital gains ...........       82,734        37,311             -
                                        -----------   -----------   -----------
       Net change in contract
          owners' equity resulting
          from operations ............     (114,236)       99,030         1,448
                                        -----------   -----------   -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners .................      104,562       156,748        51,712
  Transfers between funds ............      (24,871)     (682,899)            -
  Surrenders .........................     (121,745)            -             -
  Death benefits (note 4) ............            -             -             -
  Policy loans (net of repayments)
     (note 5) ........................            -             -             -
  Deductions for surrender charges
     (note 2d) .......................          (17)            -             -
  Redemptions to pay cost of
     insurance charges and
     administrative charges
     (notes 2b and 2c) ...............      (30,583)      (25,165)       (1,406)
                                        -----------   -----------   -----------
       Net equity transactions .......      (72,654)     (551,316)       50,306
                                        -----------   -----------   -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY      (186,890)     (452,286)       51,754
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD ................    1,456,677     1,712,296             -
                                        -----------   -----------   -----------
CONTRACT OWNERS' EQUITY END OF PERIOD     1,269,787     1,260,010        51,754
                                        ===========   ===========   ===========

NATIONWIDE VL SEPARATE ACCOUNT-A
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED
-----------------------------------
STATEMENTS OF OPERATIONS, CONTINUED
-----------------------------------
SIX MONTH PERIODS ENDED JUNE 30, 2000, 1999 AND 1998
(UNAUDITED)

                                                JanACapApS             JanAGITchS               JanAIntGrS
                                         ---------------------    --------------------     -------------------
                                           2000     1999  1998      2000    1999  1998      2000    1999  1998
                                         --------   ----  ----    -------   ----  ----     ------   ----  ----
INVESTMENT ACTIVITY:
  Reinvested dividends ...............   $     15      -     -          -      -     -          -      -     -
  Mortality and expense charges
     (note 3) ........................        (30)     -     -        (67)     -     -        (24)     -     -
                                         --------   ----  ----    -------   ----  ----     ------   ----  ----
     Net investment activity .........        (15)     -     -        (67)     -     -        (24)     -     -
                                         --------   ----  ----    -------   ----  ----     ------   ----  ----

  Proceeds from mutual fund
     shares sold .....................         81      -     -         67      -     -         63      -     -
  Cost of mutual funds sold ..........        (78)     -     -        (67)     -     -        (61)     -     -
                                         --------   ----  ----    -------   ----  ----     ------   ----  ----
     Realized gain (loss)
       on investments ................          3      -     -          -      -     -          2      -     -
  Change in unrealized gain (loss)
     on investments ..................        981      -     -     (1,766)     -     -        900      -     -
                                         --------   ----  ----    -------   ----  ----     ------   ----  ----
     Net gain (loss) on investments ..        984      -     -     (1,766)     -     -        902      -     -
                                         --------   ----  ----    -------   ----  ----     ------   ----  ----
  Reinvested capital gains ...........          -      -     -          -      -     -          -      -     -
                                         --------   ----  ----    -------   ----  ----     ------   ----  ----
       Net change in contract
          owners' equity resulting
          from operations ............        969      -     -     (1,833)     -     -        878      -     -
                                         --------   ----  ----    -------   ----  ----     ------   ----  ----
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners .................     (3,822)     -     -          -      -     -     (1,750)     -     -
  Transfers between funds ............     40,001      -     -    194,568      -     -     30,000      -     -
  Surrenders .........................          -      -     -          -      -     -          -      -     -
  Death benefits (note 4) ............          -      -     -          -      -     -          -      -     -
  Policy loans (net of repayments)
     (note 5) ........................          -      -     -          -      -     -          -      -     -
  Deductions for surrender charges
     (note 2d) .......................          -      -     -          -      -     -          -      -     -
  Redemptions to pay cost of
     insurance charges and
     administrative charges
     (notes 2b and 2c) ...............          -      -     -          -      -     -          -      -     -
                                         --------   ----  ----    -------   ----  ----     ------   ----  ----
       Net equity transactions .......     36,179      -     -    194,568      -     -     28,250      -     -
                                         --------   ----  ----    -------   ----  ----     ------   ----  ----

NET CHANGE IN CONTRACT OWNERS' EQUITY      37,148      -     -    192,735      -     -     29,128      -     -
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD ................          -      -     -          -      -     -          -      -     -
                                         --------   ----  ----    -------   ----  ----     ------   ----  ----
CONTRACT OWNERS' EQUITY END OF PERIOD .  $ 37,148      -     -    192,735      -     -     29,128      -     -
                                         ========   ====  ====    =======   ====  ====     ======   ====  ====

NATIONWIDE VL SEPARATE ACCOUNT-A
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED
----------------------------------
STATEMENTS OF OPERATIONS, CONTINUED
-----------------------------------
SIX MONTH PERIODS ENDED JUNE 30, 2000, 1999 AND 1998
(UNAUDITED)

                                                       MSEmMkt                              NSATCapAp
                                        ------------------------------------   -------------------------------------
                                            2000        1999         1998          2000        1999          1998
                                        ----------   ----------   ----------   ----------   ----------   ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...............  $        -            -            -        4,589        6,888        2,696
  Mortality and expense charges
     (note 3) ........................        (319)        (173)         (12)      (5,489)      (6,910)      (1,249)
                                        ----------   ----------   ----------   ----------   ----------   ----------
     Net investment activity .........        (319)        (173)         (12)        (900)         (22)       1,447
                                        ----------   ----------   ----------   ----------   ----------   ----------

  Proceeds from mutual fund
     shares sold .....................      93,291        7,306        5,200    1,913,093    1,202,360        8,908
  Cost of mutual funds sold ..........     (92,555)     (11,027)      (5,044)  (1,921,912)  (1,100,953)      (6,868)
                                        ----------   ----------   ----------   ----------   ----------   ----------
     Realized gain (loss)
       on investments ................         736       (3,721)         156       (8,819)     101,407        2,040
  Change in unrealized gain (loss)
     on investments ..................       7,822       11,179         (901)      (6,467)     164,494       41,391
                                        ----------   ----------   ----------   ----------   ----------   ----------
     Net gain (loss) on investments ..       8,558        7,458         (745)     (15,286)     265,901       43,431
                                        ----------   ----------   ----------   ----------   ----------   ----------
  Reinvested capital gains ...........           -            -            -            -            -            -
                                        ----------   ----------   ----------   ----------   ----------   ----------
       Net change in contract
          owners' equity resulting
          from operations ............       8,239        7,285         (757)     (16,186)     265,879       44,878
                                        ----------   ----------   ----------   ----------   ----------   ----------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners .................       1,469       11,988       14,995      390,617      835,529    1,294,708
  Transfers between funds ............     111,041          363            -     (279,762)    (672,947)           -
  Surrenders .........................           -            -            -   (1,411,520)           -            -
  Death benefits (note 4) ............           -            -            -       (6,512)           -            -
  Policy loans (net of repayments)
     (note 5) ........................           -            -            -          (28)          47        1,173
  Deductions for surrender charges
     (note 2d) .......................           -            -            -         (199)           -            -
  Redemptions to pay cost of
     insurance charges and
     administrative charges
     (notes 2b and 2c) ...............      (1,230)      (1,359)        (530)     (37,361)     (67,415)      (8,406)
                                        ----------   ----------   ----------   ----------   ----------   ----------
       Net equity transactions .......     111,280       10,992       14,465   (1,344,765)      95,214    1,287,475
                                        ----------   ----------   ----------   ----------   ----------   ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY      119,519       18,277       13,708   (1,360,951)     361,093    1,332,353
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD ................      92,063       44,914            -    2,536,611    2,255,024        9,058
                                        ----------   ----------   ----------   ----------   ----------   ----------
CONTRACT OWNERS' EQUITY END OF PERIOD   $  211,582       63,191       13,708    1,175,660    2,616,117    1,341,411
                                        ==========   ==========   ==========   ==========   ==========   ==========
                                                      NSATGvtBd
                                        ------------------------------------
                                            2000        1999         1998
                                        ----------   ----------   ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...............     145,634       62,525       10,791
  Mortality and expense charges
     (note 3) ........................     (14,823)      (5,286)        (639)
                                        ----------   ----------   ----------
     Net investment activity .........     130,811       57,239       10,152
                                        ----------   ----------   ----------
  Proceeds from mutual fund
     shares sold .....................   2,732,251      365,601        7,480
  Cost of mutual funds sold ..........  (2,878,524)    (365,980)      (7,073)
                                        ----------   ----------   ----------
     Realized gain (loss)
       on investments ................    (146,273)        (379)         407
  Change in unrealized gain (loss)
     on investments ..................     180,613      (91,641)      (2,966)
                                        ----------   ----------   ----------
     Net gain (loss) on investments ..      34,340      (92,020)      (2,559)
                                        ----------   ----------   ----------
  Reinvested capital gains ...........           -            -            -
                                        ----------   ----------   ----------
       Net change in contract
          owners' equity resulting
          from operations ............     165,151      (34,781)       7,593
                                        ----------   ----------   ----------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners .................     670,916      488,015      690,080
  Transfers between funds ............    (858,101)   1,439,870            -
  Surrenders .........................    (833,140)      (5,823)           -
  Death benefits (note 4) ............     (22,355)           -            -
  Policy loans (net of repayments)
     (note 5) ........................           -            -            -
  Deductions for surrender charges
     (note 2d) .......................        (117)        (287)           -
  Redemptions to pay cost of
     insurance charges and
     administrative charges
     (notes 2b and 2c) ...............     (57,503)     (23,589)      (9,108)
                                        ----------   ----------   ----------
       Net equity transactions .......  (1,100,300)   1,898,186      680,972
                                        ----------   ----------   ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY     (935,149)   1,863,405      688,565
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD ................   4,863,441    1,127,565       14,091
                                        ----------   ----------   ----------
CONTRACT OWNERS' EQUITY END OF PERIOD    3,928,292    2,990,970      702,656
                                        ==========   ==========   ==========

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-A
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED
----------------------------------
STATEMENTS OF OPERATIONS, CONTINUED
-----------------------------------
SIX MONTH PERIODS ENDED JUNE 30, 2000, 1999 AND 1998
(UNAUDITED)

                                                 NSATMidCap                          NSATMMkt                        NSATSmCapG
                                         ------------------------    ----------------------------------------   --------------------
                                             2000      1999  1998       2000           1999           1998        2000    1999  1998
                                         -----------   ----  ----    ----------     ----------     ----------   -------   ----  ----
INVESTMENT ACTIVITY:
  Reinvested dividends ...............   $       246      -     -       381,046        474,926        257,067         -      -     -
  Mortality and expense charges
     (note 3) ........................           (96)     -     -       (41,134)       (61,888)       (25,120)      (67)     -     -
                                         -----------   ----  ----    ----------     ----------     ----------   -------   ----  ----
     Net investment activity .........           150      -     -       339,912        413,038        231,947       (67)     -     -
                                         -----------   ----  ----    ----------     ----------     ----------   -------   ----  ----
  Proceeds from mutual fund
     shares sold .....................         1,861      -     -    11,633,168     12,663,082     16,216,858        67      -     -
  Cost of mutual funds sold ..........        (1,790)     -     -   (11,633,168)   (12,663,082)   (16,216,858)      (67)     -     -
                                         -----------   ----  ----    ----------     ----------     ----------   -------   ----  ----
     Realized gain (loss)
       on investments ................            71      -     -             -              -              -         -      -     -
  Change in unrealized gain (loss)
     on investments ..................         2,414      -     -             -              -              -     6,503      -     -
                                         -----------   ----  ----    ----------     ----------     ----------   -------   ----  ----
     Net gain (loss) on investments ..         2,485      -     -             -              -              -     6,503      -     -
                                         -----------   ----  ----    ----------     ----------     ----------   -------   ----  ----
  Reinvested capital gains ...........             -      -     -             -              -              -         -      -     -
                                         -----------   ----  ----    ----------     ----------     ----------   -------   ----  ----
       Net change in contract
          owners' equity resulting
          from operations ............         2,635      -     -       339,912        413,038        231,947     6,436      -     -
                                         -----------   ----  ----    ----------     ----------     ----------   -------   ----  ----
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners .................             -      -     -    19,070,166     21,026,747     12,859,321         -      -     -
  Transfers between funds ............       187,056      -     -    (7,678,398)   (11,394,661)             -   194,568      -     -
  Surrenders .........................             -      -     -      (164,716)          (493)             -         -      -     -
  Death benefits (note 4) ............             -      -     -             -              -              -         -      -     -
  Policy loans (net of repayments)
     (note 5) ........................             -      -     -             -              -              -         -      -     -
  Deductions for surrender charges
     (note 2d) .......................             -      -     -           (23)           (24)             -         -      -     -
  Redemptions to pay cost of
     insurance charges and
     administrative charges
     (notes 2b and 2c) ...............          (359)     -     -      (162,929)      (427,728)      (410,603)        -      -     -
                                         -----------   ----  ----    ----------     ----------     ----------   -------   ----  ----
       Net equity transactions .......       186,697      -     -    11,064,100      9,203,841     12,448,718   194,568      -     -
                                         -----------   ----  ----    ----------     ----------     ----------   -------   ----  ----

NET CHANGE IN CONTRACT OWNERS' EQUITY        189,332      -     -    11,404,012      9,616,879     12,680,665   201,004      -     -
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD ................             -      -     -     2,002,212     10,472,744          1,125         -      -     -
                                         -----------   ----  ----    ----------     ----------     ----------   -------   ----  ----
CONTRACT OWNERS' EQUITY END OF PERIOD    $   189,332      -     -    13,406,224     20,089,623     12,681,790   201,004      -     -
                                         ===========   ====  ====    ==========     ==========     ==========   =======   ====  ====

NATIONWIDE VL SEPARATE ACCOUNT-A
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

SIX MONTH PERIODS ENDED JUNE 30, 2000, 1999 AND 1998
(UNAUDITED)

                                                    NSATSmCapV                            NSATSmCo
                                        -------------------------------    -------------------------------------
                                           2000             1999   1998      2000           1999           1998
                                        -----------       -------  ----    ---------       -------       -------
INVESTMENT ACTIVITY:
  Reinvested dividends ...............  $         -             -     -          448             -             -
  Mortality and expense charges
     (note 3) ........................       (7,348)         (354)    -       (4,948)         (883)         (150)
                                        -----------       -------  ----    ---------       -------       -------
     Net investment activity .........       (7,348)         (354)    -       (4,500)         (883)         (150)
                                        -----------       -------  ----    ---------       -------       -------
  Proceeds from mutual fund
     shares sold .....................      135,679        11,648     -      133,310        10,547         1,922
  Cost of mutual funds sold ..........     (134,747)      (12,079)    -      (84,360)      (10,227)       (1,867)
                                        -----------       -------  ----    ---------       -------       -------
     Realized gain (loss)
       on investments ................          932          (431)    -       48,950           320            55
  Change in unrealized gain (loss)
     on investments ..................      225,599        67,226     -       72,350        42,104        (7,266)
                                        -----------       -------  ----    ---------       -------       -------
     Net gain (loss) on investments ..      226,531        66,795     -      121,300        42,424        (7,211)
                                        -----------       -------  ----    ---------       -------       -------
  Reinvested capital gains ...........            -             -     -            -             -             -
                                        -----------       -------  ----    ---------       -------       -------
       Net change in contract
          owners' equity resulting
          from operations ............      219,183        66,441     -      116,800        41,541        (7,361)
                                        -----------       -------  ----    ---------       -------       -------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners .................      107,347       (17,313)    -        1,465        34,688       155,193
  Transfers between funds ............      485,572       919,095     -       83,181       418,457             -
  Surrenders .........................            -             -     -            -             -             -
  Death benefits (note 4) ............      (19,330)            -     -      (11,727)            -             -
  Policy loans (net of repayments)
     (note 5) ........................            -             -     -            -             -             -
  Deductions for surrender charges
     (note 2d) .......................            -             -     -            -             -             -
  Redemptions to pay cost of
     insurance charges and
     administrative charges
     (notes 2b and 2c) ...............      (17,941)          (17)    -      (12,523)       (5,184)       (1,957)
                                        -----------       -------  ----    ---------       -------       -------
       Net equity transactions .......      555,648       901,765     -       60,396       447,961       153,236
                                        -----------       -------  ----    ---------       -------       -------

NET CHANGE IN CONTRACT OWNERS' EQUITY       774,831       968,206     -      177,196       489,502       145,875
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD ................    2,242,166             -     -    1,543,283       208,212             -
                                        -----------       -------  ----    ---------       -------       -------
CONTRACT OWNERS' EQUITY END OF PERIOD   $ 3,016,997       968,206     -    1,720,479       697,714       145,875
                                        ===========       =======  ====    =========       =======       =======
                                                  NSATStrGro
                                           --------------------
                                             2000    1999  1998
                                           --------  ----  ----
INVESTMENT ACTIVITY:
  Reinvested dividends ...............            -     -     -
  Mortality and expense charges
     (note 3) ........................         (130)    -     -
                                           --------  ----  ----
     Net investment activity .........         (130)    -     -
                                           --------  ----  ----
  Proceeds from mutual fund
     shares sold .....................      422,558     -     -
  Cost of mutual funds sold ..........     (377,371)    -     -
                                           --------  ----  ----
     Realized gain (loss)
       on investments ................       45,187     -     -
  Change in unrealized gain (loss)
     on investments ..................            -     -     -
                                           --------  ----  ----
     Net gain (loss) on investments ..       45,187     -     -
                                           --------  ----  ----
  Reinvested capital gains ...........            -     -     -
                                           --------  ----  ----
       Net change in contract
          owners' equity resulting
          from operations ............       45,057     -     -
                                           --------  ----  ----
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners .................      (22,522)    -     -
  Transfers between funds ............      (21,794)    -     -
  Surrenders .........................            -     -     -
  Death benefits (note 4) ............            -     -     -
  Policy loans (net of repayments)
     (note 5) ........................            -     -     -
  Deductions for surrender charges
     (note 2d) .......................            -     -     -
  Redemptions to pay cost of
     insurance charges and
     administrative charges
     (notes 2b and 2c) ...............         (741)    -     -
                                           --------  ----  ----
       Net equity transactions .......      (45,057)    -     -
                                           --------  ----  ----

NET CHANGE IN CONTRACT OWNERS' EQUITY             -     -     -
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD ................            -     -     -
                                           --------  ----  ----
CONTRACT OWNERS' EQUITY END OF PERIOD             -     -     -
                                           ========  ====  ====

NATIONWIDE VL SEPARATE ACCOUNT-A
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED
----------------------------------
STATEMENTS OF OPERATIONS, CONTINUED
-----------------------------------
SIX MONTH PERIODS ENDED JUNE 30, 2000, 1999 AND 1998
(UNAUDITED)

                                                       NSATTotRtn                                 NBAMTBal
                                         --------------------------------------    --------------------------------------
                                            2000          1999          1998          2000          1999          1998
                                         ----------    ----------    ----------    ----------    ----------    ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...............   $    1,216         1,604           443           312           213             -
  Mortality and expense charges
     (note 3) ........................       (1,521)         (984)         (159)          (77)          (49)          (17)
                                         ----------    ----------    ----------    ----------    ----------    ----------
     Net investment activity .........         (305)          620           284           235           164           (17)
                                         ----------    ----------    ----------    ----------    ----------    ----------
  Proceeds from mutual fund
     shares sold .....................      721,191        61,665         6,174           664           413       313,569
  Cost of mutual funds sold ..........     (692,781)      (55,950)       (3,417)         (479)         (380)     (312,999)
                                         ----------    ----------    ----------    ----------    ----------    ----------
     Realized gain (loss)
       on investments ................       28,410         5,715         2,757           185            33           570
  Change in unrealized gain (loss)
     on investments ..................        6,843        33,139         2,066        (1,169)         (286)        9,823
                                         ----------    ----------    ----------    ----------    ----------    ----------
     Net gain (loss) on investments ..       35,253        38,854         4,823          (984)         (253)       10,393
                                         ----------    ----------    ----------    ----------    ----------    ----------
  Reinvested capital gains ...........            -           187             -         2,473           316             -
                                         ----------    ----------    ----------    ----------    ----------    ----------
       Net change in contract
          owners' equity resulting
          from operations ............       34,948        39,661         5,107         1,724           227        10,376
                                         ----------    ----------    ----------    ----------    ----------    ----------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners .................      176,905       135,933       133,803           934           483       (10,008)
  Transfers between funds ............      (62,651)      108,147             -             -             -             -
  Surrenders .........................     (497,547)            -             -             -             -             -
  Death benefits (note 4) ............       (1,219)            -             -             -             -             -
  Policy loans (net of repayments)
     (note 5) ........................          (21)           58         1,174             -             1             -
  Deductions for surrender charges
     (note 2d) .......................          (70)            -             -             -             -             -
  Redemptions to pay cost of
     insurance charges and
     administrative charges
     (notes 2b and 2c) ...............       (9,064)       (9,298)       (2,997)         (685)         (528)            -
                                         ----------    ----------    ----------    ----------    ----------    ----------
       Net equity transactions .......     (393,667)      234,840       131,980           249           (44)      (10,008)
                                         ----------    ----------    ----------    ----------    ----------    ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY      (358,719)      274,501       137,087         1,973           183           368
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD ................      568,629       185,223        20,160        17,531        12,753        11,803
                                         ----------    ----------    ----------    ----------    ----------    ----------
CONTRACT OWNERS' EQUITY END OF PERIOD .  $  209,910       459,724       157,247        19,504        12,936        12,171
                                         ==========    ==========    ==========    ==========    ==========    ==========
                                                        NBAMTGro
                                         --------------------------------------
                                            2000          1999          1998
                                         ----------    ----------    ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...............            -             -             -
  Mortality and expense charges
     (note 3) ........................      (13,210)         (656)          (12)
                                         ----------    ----------    ----------
     Net investment activity .........      (13,210)         (656)          (12)
                                         ----------    ----------    ----------
  Proceeds from mutual fund
     shares sold .....................      224,220        59,260         1,125
  Cost of mutual funds sold ..........     (153,050)      (51,722)       (1,137)
                                         ----------    ----------    ----------
     Realized gain (loss)
       on investments ................       71,170         7,538           (12)
  Change in unrealized gain (loss)
     on investments ..................      121,886        58,034           944
                                         ----------    ----------    ----------
     Net gain (loss) on investments ..      193,056        65,572           932
                                         ----------    ----------    ----------
  Reinvested capital gains ...........      351,424         6,121             -
                                         ----------    ----------    ----------
       Net change in contract
          owners' equity resulting
          from operations ............      531,270        71,037           920
                                         ----------    ----------    ----------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners .................       47,554        31,933        15,427
  Transfers between funds ............      129,161     1,059,854             -
  Surrenders .........................            -             -             -
  Death benefits (note 4) ............      (34,833)            -             -
  Policy loans (net of repayments)
     (note 5) ........................            -             -             -
  Deductions for surrender charges
     (note 2d) .......................            -             -             -
  Redemptions to pay cost of
     insurance charges and
     administrative charges
     (notes 2b and 2c) ...............      (34,799)      (13,954)       (1,107)
                                         ----------    ----------    ----------
       Net equity transactions .......      107,083     1,077,833        14,320
                                         ----------    ----------    ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY       638,353     1,148,870        15,240
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD ................    4,015,802        87,994             -
                                         ----------    ----------    ----------
CONTRACT OWNERS' EQUITY END OF PERIOD     4,654,155     1,236,864        15,240
                                         ==========    ==========    ==========

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-A
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED
----------------------------------
STATEMENTS OF OPERATIONS, CONTINUED
-----------------------------------
SIX MONTH PERIODS ENDED JUNE 30, 2000, 1999 AND 1998
(UNAUDITED)

                                                       NBAMTGuard                         NBAMTLMat
                                         --------------------------------   --------------------------------------
                                            2000          1999       1998      2000          1999          1998
                                         ----------    ----------    ----   ----------    ----------    ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...............   $      349            11       -      305,010       131,900             -
  Mortality and expense charges
     (note 3) ........................         (262)          (40)      -      (12,285)       (8,666)         (983)
                                         ----------    ----------    ----   ----------    ----------    ----------
     Net investment activity .........           87           (29)      -      292,725       123,234          (983)
                                         ----------    ----------    ----   ----------    ----------    ----------
  Proceeds from mutual fund
     shares sold .....................      867,547        80,162       -    3,159,296       139,384           379
  Cost of mutual funds sold ..........     (853,598)      (77,429)      -   (3,363,208)     (140,332)         (344)
                                         ----------    ----------    ----   ----------    ----------    ----------
     Realized gain (loss)
       on investments ................       13,949         2,733       -     (203,912)         (948)           35
  Change in unrealized gain (loss)
     on investments ..................         (222)            -       -      (16,829)     (126,216)         (979)
                                         ----------    ----------    ----   ----------    ----------    ----------
     Net gain (loss) on investments ..       13,727         2,733       -     (220,741)     (127,164)         (944)
                                         ----------    ----------    ----   ----------    ----------    ----------
  Reinvested capital gains ...........            -             -       -            -             -             -
                                         ----------    ----------    ----   ----------    ----------    ----------
       Net change in contract
          owners' equity resulting
          from operations ............       13,814         2,704       -       71,984        (3,930)       (1,927)
                                         ----------    ----------    ----   ----------    ----------    ----------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners .................       87,759        77,379       -      551,200     1,250,476     1,914,042
  Transfers between funds ............     (110,194)      (79,847)      -      154,063     1,183,084             -
  Surrenders .........................            -             -       -   (2,187,488)            -             -
  Death benefits (note 4) ............            -             -       -       (8,053)            -             -
  Policy loans (net of repayments)
     (note 5) ........................            -             -       -            -             -             -
  Deductions for surrender charges
     (note 2d) .......................            -             -       -         (308)            -             -
  Redemptions to pay cost of
     insurance charges and
     administrative charges
     (notes 2b and 2c) ...............       (2,077)         (236)      -      (67,404)      (80,601)      (25,353)
                                         ----------    ----------    ----   ----------    ----------    ----------
       Net equity transactions .......      (24,512)       (2,704)      -   (1,557,990)    2,352,959     1,888,689
                                         ----------    ----------    ----   ----------    ----------    ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY       (10,698)            -       -   (1,486,006)    2,349,029     1,886,762
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD ................       10,698             -       -    5,010,992     2,021,634             -
                                         ----------    ----------    ----   ----------    ----------    ----------
CONTRACT OWNERS' EQUITY END OF PERIOD    $        -             -       -    3,524,986     4,370,663     1,886,762
                                         ==========    ==========    ====   ==========    ==========    ==========
                                                        NBAMTPart
                                         --------------------------------------
                                             2000          1999          1998
                                         ----------    ----------    ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...............       32,398        35,979            96
  Mortality and expense charges
     (note 3) ........................      (13,028)      (10,353)         (685)
                                         ----------    ----------    ----------
     Net investment activity .........       19,370        25,626          (589)
                                         ----------    ----------    ----------
  Proceeds from mutual fund
     shares sold .....................      913,168     2,496,516         8,067
  Cost of mutual funds sold ..........   (1,020,452)   (2,339,101)       (8,767)
                                         ----------    ----------    ----------
     Realized gain (loss)
       on investments ................     (107,284)      157,415          (700)
  Change in unrealized gain (loss)
     on investments ..................     (587,402)      178,528       (24,234)
                                         ----------    ----------    ----------
     Net gain (loss) on investments ..     (694,686)      335,943       (24,934)
                                         ----------    ----------    ----------
  Reinvested capital gains ...........      688,996        62,571         3,026
                                         ----------    ----------    ----------
       Net change in contract
          owners' equity resulting
          from operations ............       13,680       424,140       (22,497)
                                         ----------    ----------    ----------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners .................      641,858       819,219       747,906
  Transfers between funds ............     (142,061)   (1,091,173)            -
  Surrenders .........................     (398,236)            -             -
  Death benefits (note 4) ............      (18,328)            -             -
  Policy loans (net of repayments)
     (note 5) ........................            -             -             -
  Deductions for surrender charges
     (note 2d) .......................          (56)            -             -
  Redemptions to pay cost of
     insurance charges and
     administrative charges
     (notes 2b and 2c) ...............      (48,978)      (40,299)       (9,501)
                                         ----------    ----------    ----------
       Net equity transactions .......       34,199      (312,253)      738,405
                                         ----------    ----------    ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY        47,879       111,887       715,908
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD ................    4,188,397     3,045,784             -
                                         ----------    ----------    ----------
CONTRACT OWNERS' EQUITY END OF PERIOD     4,236,276     3,157,671       715,908
                                         ==========    ==========    ==========

NATIONWIDE VL SEPARATE ACCOUNT-A
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED
----------------------------------
STATEMENTS OF OPERATIONS, CONTINUED
-----------------------------------
SIX MONTH PERIODS ENDED JUNE 30, 2000, 1999 AND 1998
(UNAUDITED)

                                                   OppAggGro                          OppBdVA
                                          ------------------------    -------------------------------------
                                             2000      1999   1998       2000           1999          1998
                                          ---------    ----   ----    ---------       -------        ------
INVESTMENT ACTIVITY:
  Reinvested dividends ...............    $       -       -      -       81,914        26,045           322
  Mortality and expense charges
     (note 3) ........................         (166)      -      -       (3,058)       (1,573)          (39)
                                          ---------    ----   ----    ---------       -------        ------
     Net investment activity .........         (166)      -      -       78,856        24,472           283
                                          ---------    ----   ----    ---------       -------        ------
  Proceeds from mutual fund
     shares sold .....................      647,625       -      -      385,330       106,014         1,301
  Cost of mutual funds sold ..........     (553,657)      -      -     (404,985)     (106,207)       (1,340)
                                          ---------    ----   ----    ---------       -------        ------
     Realized gain (loss)
       on investments ................       93,968       -      -      (19,655)         (193)          (39)
  Change in unrealized gain (loss)
     on investments ..................            -       -      -      (48,283)      (38,440)          205
                                          ---------    ----   ----    ---------       -------        ------
     Net gain (loss) on investments ..       93,968       -      -      (67,938)      (38,633)          166
                                          ---------    ----   ----    ---------       -------        ------
  Reinvested capital gains ...........            -       -      -            -         2,501           291
                                          ---------    ----   ----    ---------       -------        ------
       Net change in contract
          owners' equity resulting
          from operations ............       93,802       -      -       10,918       (11,660)          740
                                          ---------    ----   ----    ---------       -------        ------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners .................      (17,151)      -      -      267,614       116,990        45,076
  Transfers between funds ............      (75,541)      -      -     (163,788)      (26,441)            -
  Surrenders .........................            -       -      -     (162,353)            -             -
  Death benefits (note 4) ............            -       -      -            -             -             -
  Policy loans (net of repayments)
     (note 5) ........................            -       -      -            -             -             -
  Deductions for surrender charges
     (note 2d) .......................            -       -      -          (23)            -             -
  Redemptions to pay cost of
     insurance charges and
     administrative charges
     (notes 2b and 2c) ...............       (1,110)      -      -      (29,010)      (17,454)       (1,928)
                                          ---------    ----   ----    ---------       -------        ------
       Net equity transactions .......      (93,802)      -      -      (87,560)       73,095        43,148
                                          ---------    ----   ----    ---------       -------        ------

NET CHANGE IN CONTRACT OWNERS' EQUITY             -       -      -      (76,642)       61,435        43,888
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD ................            -       -      -    1,025,488       505,096             -
                                          ---------    ----   ----    ---------       -------        ------
CONTRACT OWNERS 'EQUITY END OF PERIOD     $       -       -      -      948,846       566,531        43,888
                                          =========    ====   ====    =========       =======        ======
                                                       OppGlSecVA
                                          -----------------------------------
                                            2000          1999         1998
                                          ---------    ----------     -------
INVESTMENT ACTIVITY:
  Reinvested dividends ...............        4,152        26,885        307
  Mortality and expense charges
     (note 3) ........................       (5,052)       (5,938)       (25)
                                          ---------    ----------     ------
     Net investment activity .........         (900)       20,947        282
                                          ---------    ----------     ------
  Proceeds from mutual fund
     shares sold .....................      921,134     2,597,793        530
  Cost of mutual funds sold ..........     (687,769)   (2,393,189)      (534)
                                          ---------    ----------     ------
     Realized gain (loss)
       on investments ................      233,365       204,604         (4)
  Change in unrealized gain (loss)
     on investments ..................     (289,031)      (88,135)        78
                                          ---------    ----------     ------
     Net gain (loss) on investments ..      (55,666)      116,469         74
                                          ---------    ----------     ------
  Reinvested capital gains ...........      232,080        75,339      1,156
                                          ---------    ----------     ------
       Net change in contract
          owners' equity resulting
          from operations ............      175,514       212,755      1,512
                                          ---------    ----------     ------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners .................      378,321       183,714     31,731
  Transfers between funds ............      453,942    (2,134,156)         -
  Surrenders .........................            -             -          -
  Death benefits (note 4) ............            -             -          -
  Policy loans (net of repayments)
     (note 5) ........................            -             -          -
  Deductions for surrender charges
     (note 2d) .......................            -             -          -
  Redemptions to pay cost of
     insurance charges and
     administrative charges
     (notes 2b and 2c) ...............      (19,296)      (25,786)      (551)
                                          ---------    ----------     ------
       Net equity transactions .......      812,967    (1,976,228)    31,180
                                          ---------    ----------     ------

NET CHANGE IN CONTRACT OWNERS' EQUITY       988,481    (1,763,473)    32,692
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD ................    1,253,772     2,196,097          -
                                          ---------    ----------     ------
CONTRACT OWNERS' EQUITY END OF PERIOD     2,242,253       432,624     32,692
                                          =========    ==========     ======

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-A
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED
----------------------------------
STATEMENTS OF OPERATIONS, CONTINUED
-----------------------------------
SIX MONTH PERIODS ENDED JUNE 30, 2000, 1999 AND 1998
(UNAUDITED)

                                                        OppCapApVA                            OppMGrInVA
                                         -----------------------------------------    --------------------------
                                             2000           1999           1998           2000       1999   1998
                                         -----------    -----------    -----------    -----------    ----   ----
INVESTMENT ACTIVITY:
  Reinvested dividends ...............   $     3,784            850            100              -       -      -
  Mortality and expense charges
     (note 3) ........................        (9,376)        (1,039)           (41)          (225)      -      -
                                         -----------    -----------    -----------    -----------    ----   ----
     Net investment activity .........        (5,592)          (189)            59           (225)      -      -
                                         -----------    -----------    -----------    -----------    ----   ----
  Proceeds from mutual fund
     shares sold .....................       102,618         93,741          7,064        767,041       -      -
  Cost of mutual funds sold ..........       (77,954)       (77,418)        (7,055)      (748,739)      -      -
                                         -----------    -----------    -----------    -----------    ----   ----
     Realized gain (loss)
       on investments ................        24,664         16,323              9         18,302       -      -
  Change in unrealized gain (loss)
     on investments ..................        44,316         64,238            923              -       -      -
                                         -----------    -----------    -----------    -----------    ----   ----
     Net gain (loss) on investments ..        68,980         80,561            932         18,302       -      -
                                         -----------    -----------    -----------    -----------    ----   ----
  Reinvested capital gains ...........       201,923          9,340          1,201              -       -      -
                                         -----------    -----------    -----------    -----------    ----   ----
       Net change in contract
          owners' equity resulting
          from operations ............       265,311         89,712          2,192         18,077       -      -
                                         -----------    -----------    -----------    -----------    ----   ----
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners .................       239,473        143,027         48,196         (1,098)      -      -
  Transfers between funds ............        55,402        746,301              -        (15,561)      -      -
  Surrenders .........................             -              -              -              -       -      -
  Death benefits (note 4) ............       (20,150)             -              -              -       -      -
  Policy loans (net of repayments)
     (note 5) ........................             -              -              -              -       -      -
  Deductions for surrender charges
     (note 2d) .......................             -              -              -              -       -      -
  Redemptions to pay cost of
     insurance charges and
     administrative charges
     (notes 2b and 2c) ...............       (29,322)       (14,477)        (2,562)        (1,418)      -      -
                                         -----------    -----------    -----------    -----------    ----   ----
       Net equity transactions .......       245,403        874,851         45,634        (18,077)      -      -
                                         -----------    -----------    -----------    -----------    ----   ----

NET CHANGE IN CONTRACT OWNERS' EQUITY        510,714        964,563         47,826              -       -      -
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD ................     2,819,687        177,775              -              -       -      -
                                         -----------    -----------    -----------    -----------    ----   ----
CONTRACT OWNERS' EQUITY END OF PERIOD    $ 3,330,401      1,142,338         47,826              -       -      -
                                         ===========    ===========    ===========    ===========    ====   ====
                                                        OppMltStVA
                                         -----------------------------------------
                                             2000           1999           1998
                                         -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...............             -          8,514              -
  Mortality and expense charges
     (note 3) ........................          (465)          (529)           (63)
                                         -----------    -----------    -----------
     Net investment activity .........          (465)         7,985            (63)
                                         -----------    -----------    -----------
  Proceeds from mutual fund
     shares sold .....................        10,816        266,415            356
  Cost of mutual funds sold ..........       (10,668)      (268,035)          (356)
                                         -----------    -----------    -----------
     Realized gain (loss)
       on investments ................           148         (1,620)             -
  Change in unrealized gain (loss)
     on investments ..................        16,904         (1,589)           937
                                         -----------    -----------    -----------
     Net gain (loss) on investments ..        17,052         (3,209)           937
                                         -----------    -----------    -----------
  Reinvested capital gains ...........             -         12,316              -
                                         -----------    -----------    -----------
       Net change in contract
          owners' equity resulting
          from operations ............        16,587         17,092            874
                                         -----------    -----------    -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners .................        (3,236)        54,084         66,272
  Transfers between funds ............       758,053       (134,057)             -
  Surrenders .........................             -              -              -
  Death benefits (note 4) ............        (1,140)             -              -
  Policy loans (net of repayments)
     (note 5) ........................             -              -              -
  Deductions for surrender charges
     (note 2d) .......................             -              -              -
  Redemptions to pay cost of
     insurance charges and
     administrative charges
     (notes 2b and 2c) ...............        (1,061)        (5,817)          (354)
                                         -----------    -----------    -----------
       Net equity transactions .......       752,616        (85,790)        65,918
                                         -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY        769,203        (68,698)        66,792
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD ................             -         79,129              -
                                         -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD        769,203         10,431         66,792
                                         ===========    ===========    ===========

NATIONWIDE VL SEPARATE ACCOUNT-A
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED
----------------------------------
STATEMENTS OF OPERATIONS, CONTINUED
-----------------------------------
SIX MONTH PERIODS ENDED JUNE 30, 2000, 1999 AND 1998
(UNAUDITED)

                                                           StOpp2                                      StDisc2
                                         -----------------------------------------    ----------------------------------
                                             2000           1999           1998           2000           1999       1998
                                         -----------    -----------    -----------    -----------    -----------    ----
INVESTMENT ACTIVITY:
  Reinvested dividends ...............   $         -              -              9              -              -       -
  Mortality and expense charges
     (note 3) ........................       (16,795)        (9,759)           (51)             -              -       -
                                         -----------    -----------    -----------    -----------    -----------    ----
     Net investment activity .........       (16,795)        (9,759)           (42)             -              -       -
                                         -----------    -----------    -----------    -----------    -----------    ----
  Proceeds from mutual fund
     shares sold .....................       403,211      1,140,741          1,741              5          7,564       -
  Cost of mutual funds sold ..........      (265,800)    (1,055,059)        (1,823)            (5)        (7,336)      -
                                         -----------    -----------    -----------    -----------    -----------    ----
     Realized gain (loss)
       on investments ................       137,411         85,682            (82)             -            228       -
  Change in unrealized gain (loss)
     on investments ..................        82,878        152,612         (2,375)             -           (708)      -
                                         -----------    -----------    -----------    -----------    -----------    ----
     Net gain (loss) on investments ..       220,289        238,294         (2,457)             -           (480)      -
                                         -----------    -----------    -----------    -----------    -----------    ----
  Reinvested capital gains ...........             -        398,233          3,397              -              -       -
                                         -----------    -----------    -----------    -----------    -----------    ----
       Net change in contract
          owners' equity resulting
          from operations ............       203,494        626,768            898              -           (480)      -
                                         -----------    -----------    -----------    -----------    -----------    ----
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners .................     1,089,332      1,003,132         59,799              -          3,405       -
  Transfers between funds ............        22,856       (823,887)             -              -         (7,577)      -
  Surrenders .........................      (108,482)             -              -              -              -       -
  Death benefits (note 4) ............       (25,088)             -              -              -              -       -
  Policy loans (net of repayments)
     (note 5) ........................             -              -              -              -              -       -
  Deductions for surrender charges
     (note 2d) .......................           (15)             -              -              -              -       -
  Redemptions to pay cost of
     insurance charges and
     administrative charges
     (notes 2b and 2c) ...............       (65,905)       (57,194)        (2,521)             -            (91)      -
                                         -----------    -----------    -----------    -----------    -----------    ----
       Net equity transactions .......       912,698        122,051         57,278              -         (4,263)      -
                                         -----------    -----------    -----------    -----------    -----------    ----

NET CHANGE IN CONTRACT OWNERS' EQUITY      1,116,192        748,819         58,176              -         (4,743)      -
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD ................     4,883,002      2,852,211              -              -          4,743       -
                                         -----------    -----------    -----------    -----------    -----------    ----
CONTRACT OWNERS' EQUITY END OF PERIOD    $ 5,999,194      3,601,030         58,176              -              -       -
                                         ===========    ===========    ===========    ===========    ===========    ====
                                                         StIntStk2
                                         -----------------------------------------
                                             2000           1999           1998
                                         -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...............             -            303             92
  Mortality and expense charges
     (note 3) ........................        (2,080)          (276)           (12)
                                         -----------    -----------    -----------
     Net investment activity .........        (2,080)            27             80
                                         -----------    -----------    -----------
  Proceeds from mutual fund
     shares sold .....................     1,502,839          3,226            330
  Cost of mutual funds sold ..........    (1,261,662)        (3,598)          (316)
                                         -----------    -----------    -----------
     Realized gain (loss)
       on investments ................       241,177           (372)            14
  Change in unrealized gain (loss)
     on investments ..................      (222,696)         9,208           (294)
                                         -----------    -----------    -----------
     Net gain (loss) on investments ..        18,481          8,836           (280)
                                         -----------    -----------    -----------
  Reinvested capital gains ...........             -              -              -
                                         -----------    -----------    -----------
       Net change in contract
          owners' equity resulting
          from operations ............        16,401          8,863           (200)
                                         -----------    -----------    -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners .................       253,398         27,095         15,039
  Transfers between funds ............      (718,648)        28,816              -
  Surrenders .........................             -              -              -
  Death benefits (note 4) ............             -              -              -
  Policy loans (net of repayments)
     (note 5) ........................             -              -              -
  Deductions for surrender charges
     (note 2d) .......................             -              -              -
  Redemptions to pay cost of
     insurance charges and
     administrative charges
     (notes 2b and 2c) ...............       (14,096)        (2,197)          (535)
                                         -----------    -----------    -----------
       Net equity transactions .......      (479,346)        53,714         14,504
                                         -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY       (462,945)        62,577         14,304
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD ................       918,226         52,394              -
                                         -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD        455,281        114,971         14,304
                                         ===========    ===========    ===========

NATIONWIDE VL SEPARATE ACCOUNT-A
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED
----------------------------------
STATEMENTS OF OPERATIONS, CONTINUED
-----------------------------------
SIX MONTH PERIODS ENDED JUNE 30, 2000, 1999 AND 1998
(UNAUDITED)

                                                         VEWwBd                          VEWwEmgMkt
                                         --------------------------------   --------------------------------
                                            2000          1999       1998      2000          1999       1998
                                         ----------    ----------    ----   ----------    ----------    ----
INVESTMENT ACTIVITY:
  Reinvested dividends ...............   $       59             -       -            -             -       -
  Mortality and expense charges
     (note 3) ........................           (1)          (23)      -       (2,439)          (17)      -
                                         ----------    ----------    ----   ----------    ----------    ----
     Net investment activity .........           58           (23)      -       (2,439)          (17)      -
                                         ----------    ----------    ----   ----------    ----------    ----
  Proceeds from mutual fund
     shares sold .....................        1,268           121       -      674,085             -       -
  Cost of mutual funds sold ..........       (1,350)         (126)      -     (681,174)            -       -
                                         ----------    ----------    ----   ----------    ----------    ----
     Realized gain (loss)
       on investments ................          (82)           (5)      -       (7,089)            -       -
  Change in unrealized gain (loss)
     on investments ..................           (1)         (383)      -     (135,705)           (2)      -
                                         ----------    ----------    ----   ----------    ----------    ----
     Net gain (loss) on investments ..          (83)         (388)      -     (142,794)           (2)      -
                                         ----------    ----------    ----   ----------    ----------    ----
  Reinvested capital gains ...........            -             -       -            -             -       -
                                         ----------    ----------    ----   ----------    ----------    ----
       Net change in contract
          owners' equity resulting
          from operations ............          (25)         (411)      -     (145,233)          (19)      -
                                         ----------    ----------    ----   ----------    ----------    ----
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners .................            5         9,859       -      642,878             -       -
  Transfers between funds ............       (1,212)        3,668       -      165,365             -       -
  Surrenders .........................            -             -       -            -             -       -
  Death benefits (note 4) ............            -             -       -            -             -       -
  Policy loans (net of repayments)
     (note 5) ........................            -             -       -            -             -       -
  Deductions for surrender charges
     (note 2d) .......................            -             -       -            -             -       -
  Redemptions to pay cost of
     insurance charges and
     administrative charges
     (notes 2b and 2c) ...............          (57)         (127)      -            -            19       -
                                         ----------    ----------    ----   ----------    ----------    ----
       Net equity transactions .......       (1,264)       13,400       -      808,243            19       -
                                         ----------    ----------    ----   ----------    ----------    ----

NET CHANGE IN CONTRACT OWNERS' EQUITY        (1,289)       12,989       -      663,010             -       -
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD ................        1,289             -       -      466,299             -       -
                                         ----------    ----------    ----   ----------    ----------    ----
CONTRACT OWNERS' EQUITY END OF PERIOD    $        -        12,989       -    1,129,309             -       -
                                         ==========    ==========    ====   ==========    ==========    ====
                                                        VKMSRESec
                                         ---------------------------------------
                                               2000          1999          1998
                                         ----------    ----------    ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...............       12,881        22,119            31
  Mortality and expense charges
     (note 3) ........................         (745)       (1,003)          (50)
                                         ----------    ----------    ----------
     Net investment activity .........       12,136        21,116           (19)
                                         ----------    ----------    ----------

  Proceeds from mutual fund
     shares sold .....................       46,409        48,793         1,661
  Cost of mutual funds sold ..........      (48,809)      (52,777)       (1,667)
                                         ----------    ----------    ----------
     Realized gain (loss)
       on investments ................       (2,400)       (3,984)           (6)
  Change in unrealized gain (loss)
     on investments ..................       26,682        14,791        (1,354)
                                         ----------    ----------    ----------
     Net gain (loss) on investments ..       24,282        10,807        (1,360)
                                         ----------    ----------    ----------
  Reinvested capital gains ...........            -             -           306
                                         ----------    ----------    ----------
       Net change in contract
          owners' equity resulting
          from operations ............       36,418        31,923        (1,073)
                                         ----------    ----------    ----------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners .................       89,273        96,426        60,405
  Transfers between funds ............      (18,016)       (9,241)            -
  Surrenders .........................      (18,805)            -             -
  Death benefits (note 4) ............            -             -             -
  Policy loans (net of repayments)
     (note 5) ........................            -             -             -
  Deductions for surrender charges
     (note 2d) .......................           (3)            -             -
  Redemptions to pay cost of
     insurance charges and
     administrative charges
     (notes 2b and 2c) ...............       (4,686)       (9,164)       (2,491)
                                         ----------    ----------    ----------
       Net equity transactions .......       47,763        78,021        57,914
                                         ----------    ----------    ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY        84,181       109,944        56,841
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD ................      199,465       259,871             -
                                         ----------    ----------    ----------
CONTRACT OWNERS' EQUITY END OF PERIOD       283,646       369,815        56,841
                                         ==========    ==========    ==========

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-A
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED
----------------------------------
STATEMENTS OF OPERATIONS, CONTINUED
-----------------------------------
SIX MONTH PERIODS ENDED JUNE 30, 2000, 1999 AND 1998
(UNAUDITED)

                                                         WPIntEq                                  WPGIPVenCp
                                         --------------------------------------    --------------------------------------
                                               2000          1999          1998          2000          1999          1998
                                         ----------    ----------    ----------    ----------    ----------    ----------

INVESTMENT ACTIVITY:
  Reinvested dividends ............       $       -             -             -             -             -             -
  Mortality and expense charges
     (note 3) ........................       (1,175)         (486)          (31)       (1,013)         (213)          (10)
                                         ----------    ----------    ----------    ----------    ----------    ----------
     Net investment activity .........       (1,175)         (486)          (31)       (1,013)         (213)          (10)
                                         ----------    ----------    ----------    ----------    ----------    ----------

  Proceeds from mutual fund
     shares sold .....................      791,228        85,852         1,011        44,608        23,866           391
  Cost of mutual funds sold ..........     (658,138)      (87,975)         (932)      (41,056)      (22,255)         (368)
                                         ----------    ----------    ----------    ----------    ----------    ----------
     Realized gain (loss)
       on investments ................      133,090        (2,123)           79         3,552         1,611            23
  Change in unrealized gain (loss)
     on investments ..................     (119,382)       15,806          (206)      (72,107)        6,210           235
                                         ----------    ----------    ----------    ----------    ----------    ----------
     Net gain (loss) on investments ..       13,708        13,683          (127)      (68,555)        7,821           258
                                         ----------    ----------    ----------    ----------    ----------    ----------
  Reinvested capital gains ...........            -             -             -             -             -             -
                                         ----------    ----------    ----------    ----------    ----------    ----------
       Net change in contract
          owners' equity resulting
          from operations ............       12,533        13,197          (158)      (69,568)        7,608           248
                                         ----------    ----------    ----------    ----------    ----------    ----------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners .................      166,679        63,771        35,905        39,830         9,468        11,925
  Transfers between funds ............     (556,635)       30,499             -       724,828        (6,895)            -
  Surrenders .........................      (11,716)            -             -             -             -             -
  Death benefits (note 4) ............            -             -             -             -             -             -
  Policy loans (net of repayments)
     (note 5) ........................            -             -             -             -             -             -
  Deductions for surrender charges
     (note 2d) .......................           (2)            -             -             -             -             -
  Redemptions to pay cost of
     insurance charges and
     administrative charges
     (notes 2b and 2c) ...............       (9,880)       (4,616)       (1,517)       (5,149)       (1,569)         (494)
                                         ----------    ----------    ----------    ----------    ----------    ----------
       Net equity transactions .......     (411,554)       89,654        34,388       759,509         1,004        11,431
                                         ----------    ----------    ----------    ----------    ----------    ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY      (399,021)      102,851        34,230       689,941         8,612        11,679
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD ................      727,015       120,520             -             -        58,599             -
                                         ----------    ----------    ----------    ----------    ----------    ----------
CONTRACT OWNERS' EQUITY END OF PERIOD    $  327,994       223,371        34,230       689,941        67,211        11,679
                                         ==========    ==========    ==========    ==========    ==========    ==========
                                                       WPSmCoGr
                                         --------------------------------------
                                            2000          1999          1998
                                         ----------    ----------    ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...............            -             -             -
  Mortality and expense charges
     (note 3) ........................       (9,664)       (5,010)         (352)
                                         ----------    ----------    ----------
     Net investment activity .........       (9,664)       (5,010)         (352)
                                         ----------    ----------    ----------

  Proceeds from mutual fund
     shares sold .....................    1,865,175       102,841         1,955
  Cost of mutual funds sold ..........     (996,507)     (108,624)       (2,000)
                                         ----------    ----------    ----------
     Realized gain (loss)
       on investments ................      868,668        (5,783)          (45)
  Change in unrealized gain (loss)
     on investments ..................     (756,752)      180,436        (1,496)
                                         ----------    ----------    ----------
     Net gain (loss) on investments ..      111,916       174,653        (1,541)
                                         ----------    ----------    ----------
  Reinvested capital gains ...........            -             -             -
                                         ----------    ----------    ----------
       Net change in contract
          owners' equity resulting
          from operations ............      102,252       169,643        (1,893)
                                         ----------    ----------    ----------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners .................      215,492        90,689       357,023
  Transfers between funds ............    1,375,743       632,769             -
  Surrenders .........................            -             -             -
  Death benefits (note 4) ............            -             -             -
  Policy loans (net of repayments)
     (note 5) ........................            -             -             -
  Deductions for surrender charges
     (note 2d) .......................            -             -             -
  Redemptions to pay cost of
     insurance charges and
     administrative charges
     (notes 2b and 2c) ...............      (44,986)      (27,228)       (3,661)
                                         ----------    ----------    ----------
       Net equity transactions .......    1,546,249       696,230       353,362
                                         ----------    ----------    ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY     1,648,501       865,873       351,469
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD ................    3,559,457     1,516,075             -
                                         ----------    ----------    ----------
CONTRACT OWNERS' EQUITY END OF PERIOD     5,207,958     2,381,948       351,469
                                         ==========    ==========    ==========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                        NATIONWIDE VL SEPARATE ACCOUNT-A

                          NOTES TO FINANCIAL STATEMENTS

                          JUNE 30, 2000, 1999 AND 1998



(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         Nationwide VL Separate Account-A (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on August 8, 1984. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers Single Premium, Multiple Payment, Flexible Premium and Corporate Flexible Premium Variable Life Insurance Policies through the Account. The primary distribution for the contracts is through banks and other financial institutions; however, other distributors may be utilized.

     (b) The Contracts

         Only contracts with a front-end sales charge, a contingent deferred sales charge and certain other fees, have been offered for purchase. Additionally, contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, have been offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

         Contract owners may invest in the following:

              Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);
                American Century VP - American Century VP Advantage (ACVPAdv) American Century VP - American Century VP Balanced (ACVPBal) American Century VP - American Century VP Capital Appreciation
                 (ACVPCapAp)
                American Century VP - American Century VP Income & Growth
                 (ACVPIncGr)
                American Century VP - American Century VP International
                 (ACVPInt)
                American Century VP - American Century VP Value (ACVPValue)

              The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)

              Dreyfus Stock Index Fund (DryStkIx)

              Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                Dreyfus VIF - Appreciation Portfolio (DryVApp)
                Dreyfus VIF - Growth and Income Portfolio (DryVGrInc)

              Portfolios of the Fidelity Variable Insurance Products Fund (Fidelity VIP);
                Fidelity VIP - Equity-Income Portfolio (FidVEqIn)
                Fidelity VIP - Growth Portfolio (FidVGr)
                Fidelity VIP - High Income Portfolio (FidVHiIn)
                Fidelity VIP - Overseas Portfolio (FidVOvSe)

              Portfolios of the Fidelity Variable Insurance Products Fund II (Fidelity VIP-II);
                Fidelity VIP-II - Asset Manager Portfolio (FidVAM)
                Fidelity VIP-II - Contrafund Portfolio (FidVCon)

              Portfolios of the Fidelity Variable Insurance Products Fund III (Fidelity VIP-III);
                Fidelity VIP-III - Growth Opportunities Portfolio (FidVGrOp)

              Portfolios of Janus Aspen Fund Series;
                Janus Aspen Series - Capital Appreciation (JanACapApS)
                Janus Aspen Series - Global Technology Portfolio (JanAGlTchS) Janus Aspen Series - International Growth Portfolio (JanAIntGrS)

              Portfolio of the Morgan Stanley Universal Funds, Inc. (Morgan Stanley);
                Morgan Stanley - Emerging Markets Debt Portfolio (MSEmMkt)

              Funds of the Nationwide Separate Account Trust (Nationwide SAT) (managed for a fee by an affiliated investment advisor);
                Nationwide SAT - Capital Appreciation Fund (NSATCapAp) Nationwide SAT - Government Bond Fund (NSATGvtBd)
                Nationwide SAT - Nationwide Small Cap Growth Fund (NSATSmCapG) Nationwide SAT - Money Market Fund (NSATMMkt)
                Nationwide SAT - Mid Cap Index Fund (NSATMidCap)
                Nationwide SAT - Small Cap Value Fund (NSATSmCapV)
                Nationwide SAT - Small Company Fund (NSATSmCo)
                Nationwide SAT - Total Return Fund (NSATTotRtn)

              Portfolios of the Neuberger & Berman Advisers Management Trust (Neuberger & Berman AMT);
                Neuberger & Berman AMT - Balanced Portfolio (NBAMTBal) Neuberger & Berman AMT - Growth Portfolio (NBAMTGro) Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard) Neuberger & Berman AMT - Limited Maturity Bond Portfolio
                 (NBAMTLMat)
                Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)

              Funds of the Oppenheimer Variable Account Funds;
                Oppenheimer Bond Fund/VA (OppBdVA)
                Oppenheimer Capital Appreciation Fund/VA (OppCapApVA) Oppenheimer Global Securities Fund/VA (OppGlSecVA) Oppenheimer Multiple Strategies Fund/VA (OppMltStVA)

              Strong Opportunity Fund II, Inc. (StOpp2)

              Funds of the Strong Variable Insurance Funds, Inc. (Strong VIF);
                Strong VIF - Strong Discovery Fund II (StDisc2)
                Strong VIF - Strong International Stock Fund II (StIntStk2)

              Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
                Van Eck WIT - Worldwide Bond Fund (VEWwBd)
                Van Eck WIT - Worldwide Emerging Markets Fund (VEWwEmgMkt) Van Eck WIT - Worldwide Hard Assets Fund (VEWwHrdAst)

              Portfolio of the Van Kampen Life Investment Trust (Van Kampen
              LIT);
                Van Kampen LIT - Morgan Stanley Real Estate Securities Portfolio
                 (VKMSRESec)

              Portfolios of the Warburg Pincus Trust;
                Warburg Pincus Trust - International Equity Portfolio (WPIntEq) Warburg Pincus Trust - Global Post - Venture Capital Portfolio
                 (WPGlPVenCp)
                Warburg Pincus Trust - Small Company Growth Portfolio (WPSmCoGr)

         At June 30, 2000, policy owners have invested in all of the above funds except for Strong VIF - Strong Discovery Fund II, Van Eck WIT - Worldwide Hard Assets Fund, and Van Eck WIT - Worldwide Bond Fund. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy charges (see notes 2 and 3). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar investment options, the latter being included in the accounts of the Company.

         A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

                                                                     (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT-A

         Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at June 30, 2000. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  POLICY CHARGES

     (a) Deductions from Premiums

         For single premium contracts, no deduction is made from any premium at the time of payment.

         On multiple payment contracts and flexible premium contracts, the Company deducts a sales charge not to exceed 3.5% of each premium payment. The Company also deducts a state premium tax charge of 2.5% of all premiums received.

         For corporate flexible premium contracts, the Company deducts a sales charge never to exceed 5.5% during the first seven policy years and 2% thereafter. The Company also deducts a tax expense charge not to exceed 3.5%.

     (b) Cost of Insurance

         A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

     (c) Administrative Charges

         An administrative charge is assessed against each contract to recover policy maintenance, accounting, record keeping and other administrative expenses and is assessed against each contract by liquidating units.

         For multiple payment contracts, the Company currently deducts a monthly administrative charge of $5 (may deduct up to $7.50, maximum).

         For flexible premium contracts, the Company currently deducts a monthly administrative charge of $12.50 during the first policy year and $5 per month thereafter (may deduct up to $7.50, maximum). Additionally, the Company deducts an increase charge of $2.04 per year per $1,000 applied to any increase in the specified amount during the first 12 months after the increase becomes effective.

         For single premium contracts, the Company deducts an annual administrative charge which is determined as follows:

              Purchase payments totaling less than $25,000 - $90/year Purchase payments totaling $25,000 or more - $50/year
              The above charges are assessed against each contract by
               liquidating units.
              No charges were deducted from the initial funding, or from the earnings thereon.

         For corporate flexible premium contracts, the Company deducts a monthly administrative charge of $5 on a current basis and $10 on a guaranteed basis in all policy years.

     (d) Surrender Charges

         Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The charge is determined according to contract type.

         For multiple payment contracts and flexible premium contracts, the amount charged is determined based upon a specified percentage of the initial surrender charge, which varies by issue age, sex and rate class. The charge is 100% of the initial surrender charge in the first year, declining to 0% after the ninth year.

         For single premium contracts, the charge is determined based upon a specified percentage of the original purchase payment. The charge is 8.5% in the first year, and declines to 0% after the ninth year.

         For corporate flexible premium contracts, there are no surrender charges.

(3) ASSET CHARGES

     For multiple payment contracts and flexible premium contracts, the Company deducts charges from the contract to cover mortality and expense risk charges related to operations, and to recover policy maintenance charges. The charge is equal to an annual rate of .80%, with certain exceptions.

     For single premium contracts, the Company deducts a charge from the contract to cover mortality and expense risk charges related to operations, and to recover policy maintenance and premium tax charges. The charge is equal to an annual rate of 1.30% during the first ten policy years, and 1.00% thereafter. At this time no single premium contracts are in force.

     For corporate flexible premium contracts, the Company deducts a charge from the contract to cover mortality and expense risk charges related to operations, and to recover policy maintenance charges. This charge is guaranteed not to exceed an annual effective rate of .75%. On a current basis, the annual rate will be .60% during the first through fourth policy years, .40% during the fifth through twentieth policy years, and .25% thereafter.

     The above charges are assessed through the daily unit value calculation.

     The following table provides mortality and expense risk charges by contract type for the six month period ended June 30, 2000:

                                                TOTAL           ACVPAdv          ACVPBal         ACVPCapAp        ACVPIncGr
                                         ------------      ------------     ------------      ------------     ------------
     Multiple Payment and
       Flexible Premium..............    $        425                 5               --                --               --
     Corporate Universal
       Variable Life ................         345,670                --            1,762             1,232            1,789
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................    $    346,095                 5            1,762             1,232            1,789
                                         ============      ============     ============      ============     ============

                                              ACVPInt         ACVPValue          DrySRGr          DryStkix          DryVApp
                                         -------------      ------------     ------------      ------------     ------------
     Multiple Payment and
       Flexible Premium..............    $         --                --               --                --               --
     Corporate Universal
       Variable Life ................          15,234             5,196              546            55,106           28,198
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................    $     15,234             5,196              546            55,106           28,198
                                         ============      ============     ============      ============     ============

                                                                     (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT-A

                                            DryVGrInc          FidVEqIn           FidVGr          FidVHiIn         FidVOvSe
                                         ------------      ------------     ------------      ------------     ------------
     Multiple Payment and
       Flexible Premium..............    $         --                --              204                --               --
     Corporate Universal
       Variable Life ................           1,136             7,233            9,908            15,216            8,130
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................    $      1,136             7,233           10,112            15,216            8,130
                                         ============      ============     ============      ============     ============

                                               FidVAM           FidVCon         FidVGrOp        JanACapApS       JanAGITchS
                                         ------------      ------------     ------------      ------------     ------------
     Multiple Payment and
       Flexible Premium..............    $         --                --               --                --               --
     Corporate Universal
       Variable Life ................          18,941             4,756            4,391                30               67
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................    $     18,941             4,756            4,391                30               67
                                         ============      ============     ============      ============     ============

                                           JanAIntGrS           MSEmMkt        NSATCapAp         NSATGvtBd       NSATMidCap
                                         ------------      ------------     ------------      ------------     ------------
     Multiple Payment and
       Flexible Premium..............    $         --                --               23                37               --
     Corporate Universal
       Variable Life ................              24               319            5,466            14,786               96
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................    $         24               319            5,489            14,823               96
                                         ============      ============     ============      ============     ============

                                             NSATMMkt        NSATSmCapG       NSATSmCapV          NSATSmCo       NSATStrGro
                                         ------------      ------------     ------------      ------------     ------------
     Multiple Payment and
       Flexible Premium..............    $          5                --               --                --               --
     Corporate Universal
       Variable Life ................          41,129                67            7,348             4,948              130
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................    $     41,134                67            7,348             4,948              130
                                         ============      ============     ============      ============     ============

                                           NSATTotRtn          NBAMTBal         NBAMTGro        NBAMTGuard        NBAMTLMat
                                         ------------      ------------     ------------      ------------     ------------
     Multiple Payment and
       Flexible Premium..............    $         74                77               --                --               --
     Corporate Universal
       Variable Life ................           1,447                --           13,210               262           12,285
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................    $      1,521                77           13,210               262           12,285
                                         ============      ============     ============      ============     ============

                                            NBAMTPart        OppAggGrVA          OppBdVA        OppGLSecVA       OppCapApVA
                                         ------------      ------------     ------------      ------------     ------------
     Multiple Payment and
       Flexible Premium..............    $         --                --               --                --               --
     Corporate Universal
       Variable Life ................          13,028               166            3,058             5,052            9,376
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................    $     13,028               166            3,058             5,052            9,376
                                         ============      ============     ============      ============     ============

                                           OppMGRinVA        OppMltStVA           StOpp2         StIntStk2           VEWwBD
                                         ------------      ------------     ------------      ------------     ------------
     Multiple Payment and
       Flexible Premium..............    $         --                --               --                --               --
     Corporate Universal
       Variable Life ................             225               465           16,795             2,080                1
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................    $        225               465           16,795             2,080                1
                                         ============      ============     ============      ============     ============

                                           VEWwEmgMkt         VKMSRESec          WPIntEQ        WPGLPVenCp         WPSmCoGr
                                         ------------      ------------     ------------      ------------     ------------
     Multiple Payment and
       Flexible Premium..............    $         --                --               --                --               --
     Corporate Universal
       Variable Life ................           2,439               745            1,175             1,013            9,664
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................    $      2,439               745            1,175             1,013            9,664
                                         ============      ============     ============      ============     ============

     The following table provides mortality and expense risk charges by contract type for the six month period ended June 30, 1999:

                                                TOTAL           ACVPAdv          ACVPBal         ACVPCapAp        ACVPIncGr
                                         ------------      ------------     ------------      ------------     ------------
     Multiple Payment and
       Flexible Premium..............    $        409                24               --                --               --
     Corporate Universal
       Variable Life ................         204,338                --              800                95              357
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................    $    204,747                24              800                95              357
                                         ============      ============     ============      ============     ============

                                              ACVPInt         ACVPValue          DrySRGr          DryStkix          DryVApp
                                         ------------      ------------     ------------      ------------     ------------
     Multiple Payment and
       Flexible Premium..............    $         --                --               --                --               --
     Corporate Universal
       Variable Life ................           1,036               571            1,289            24,597           15,496
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................    $      1,036               571            1,289            24,597           15,496
                                         ============      ============     ============      ============     ============

                                            DryVGrInc          FidVEqIn           FidVGr          FidVHiIn         FidVOVSe
                                         ------------      ------------     ------------      ------------     ------------
     Multiple Payment and
       Flexible Premium..............    $         --                --              208                --               --
     Corporate Universal
       Variable Life ................           1,268             9,628              955             1,843            3,113
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................    $      1,268             9,628            1,163             1,843            3,113
                                         ============      ============     ============      ============     ============

                                               FidVAM           FidVCon         FidVGrOp           MSEmMkt        NSATCapAp
                                         ------------      ------------     ------------      ------------     ------------
     Multiple Payment and
       Flexible Premium..............    $         --                --               --                --               25
     Corporate Universal
       Variable Life ................          14,557             1,229            5,573               173            6,885
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................    $     14,557             1,229            5,573               173            6,910
                                         ============      ============     ============      ============     ============

                                            NSATGvtBd          NSATMMkt       NSATSmCapV          NSATSmCo       NSATTotRtn
                                         ------------      ------------     ------------      ------------     ------------
     Multiple Payment and
       Flexible Premium..............    $         23                 4               --                --               76
     Corporate Universal
       Variable Life ................           5,263            61,884              354               883              908
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................    $      5,286            61,888              354               883              984
                                         ============      ============     ============      ============     ============

                                             NBAMTBal          NBAMTGro       NBAMTGuard         NBAMTLMat        NBAMTPart
                                         ------------      ------------     ------------      ------------     ------------
     Multiple Payment and
       Flexible Premium..............    $         49                --               --                --               --
     Corporate Universal
       Variable Life ................              --               656               40             8,666           10,353
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................    $         49               656               40             8,666           10,353
                                         ============      ============     ============      ============     ============

                                                                     (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT-A

                                              OppBdVA        OppGlSecVA       OppCapApVA        OppMltStVA           StOpp2
                                         ------------      ------------     ------------      ------------     ------------
     Multiple Payment and
       Flexible Premium..............    $         --                --               --                --               --
     Corporate Universal
       Variable Life ................           1,573             5,938            1,039               529            9,759
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................    $      1,573             5,938            1,039               529            9,759
                                         ============      ============     ============      ============     ============

                                            StintStk2        VEWwEmgMkt           VEWwBd         VKMSRESec          WPintEq
                                         ------------      ------------     ------------      ------------     ------------
     Multiple Payment and
       Flexible Premium..............    $         --                --               --                --               --
     Corporate Universal
       Variable Life ................             276                17               23             1,003              486
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................    $        276                17               23             1,003              486
                                         ============      ============     ============      ============     ============

                                           WPGIPVenCp          WPSMCoGr
                                         ------------      ------------
     Multiple Payment and
       Flexible Premium..............    $         --                --
     Corporate Universal
       Variable Life ................             213             5,010
                                         ------------      ------------
         Total.......................    $        213             5,010
                                         ============      ============

     The following table provides mortality, expense and administration charges by contract type for the six month period ended June 30, 1998:

                                                TOTAL           ACVPAdv          ACVPBal         ACVPCapAp        ACVPValue
                                         ------------      ------------     ------------      ------------     ------------
     Multiple Payment and
       Flexible Premium..............    $        865                12               --                --               --
     Corporate Universal
       Variable Life ................          33,949                --              269                10               40
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................    $     34,814                12              269                10               40
                                         ============      ============     ============      ============     ============

                                              DrySRGr          DryStkix          DryVApp         DryVGrInc         FidVEqIn
                                         ------------      ------------     ------------      ------------     ------------
     Multiple Payment and
       Flexible Premium..............    $         --                --               --                --               --
     Corporate Universal
       Variable Life ................              10             1,462            1,102                10               61
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................    $         10             1,462            1,102                10               61
                                         ============      ============     ============      ============     ============

                                               FidVGr          FidVHiIn         FidVOvSe            FidVAM          FidVCon
                                         ------------      ------------     ------------      ------------     ------------
     Multiple Payment and
       Flexible Premium..............    $         12                --               --                --               --
     Corporate Universal
       Variable Life ................              11                41              218             1,744               70
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................    $         23                41              218             1,744               70
                                         ============      ============     ============      ============     ============

                                             FidVGrOp           MSEmMkt        NSATCapAp         NSATGvtBd         NSATMMkt
                                         ------------      ------------     ------------      ------------     ------------
     Multiple Payment and
       Flexible Premium..............    $         --                --              282               124              400
     Corporate Universal
       Variable Life ................              42                12              967               515           24,720
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................    $         42                12            1,249               639           25,120
                                         ============      ============     ============      ============     ============

                                             NSATSmCo        NSATTotRtn         NBAMTBal          NBAMTGro        NBAMTLMat
                                         ------------      ------------     ------------      ------------     ------------
     Multiple Payment and
       Flexible Premium..............    $         --                18               17                --               --
     Corporate Universal
       Variable Life ................             150               141               --                12              983
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................    $        150               159               17                12              983
                                         ============      ============     ============      ============     ============

                                            NBAMTPart           OppBdVA       OppGlSecVA        OppCapApVA       OPPMlTStVA
                                         ------------      ------------     ------------      ------------     ------------
     Multiple Payment and
       Flexible Premium..............    $         --                --               --                --               --
     Corporate Universal
       Variable Life ................             685                39               25                41               63
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................    $        685                39               25                41               63
                                         ============      ============     ============      ============     ============

                                               StOpp2         StintStk2        VKMSRESec           WPintEq       WPGIPVenCP
                                         ------------      ------------     ------------      ------------     ------------
     Multiple Payment and
       Flexible Premium..............    $         --                --               --                --               --
     Corporate Universal
       Variable Life ................              51                12               50                31               10
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................    $         51                12               50                31               10
                                         ============      ============     ============      ============     ============

                                             WPSmCoGr
                                         ------------
     Multiple Payment and
       Flexible Premium..............    $         --
     Corporate Universal
       Variable Life ................             352
                                         ------------
         Total.......................    $        352
                                         ============


(4)  DEATH BENEFITS

     Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium contracts, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company's general account.

(5)  POLICY LOANS (NET OF REPAYMENTS)

     Contract provisions allow contract owners to borrow up to 90% of a policy's cash surrender value. On each policy anniversary following the initial loan, interest is due and payable to the Company.

     At the time the loan is granted, the amount of the loan is transferred from the Account to the Company's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Loan repayments result in a transfer of collateral, including interest, back to the Account.

(6)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

                                                                     (Continued)

 (7) COMPONENTS OF CONTRACT OWNERS' EQUITY

     The following is a summary of Contract Owners' Equity at June 30, 2000:

                                                                                                  PERIOD
Contract owners' equity represented by:             UNITS      UNIT VALUE                        RETURN(b)
                                                    ------     ----------                        --------
Multiple Payment Contracts and
Flexible Premium Contracts:
 American Century VP -
   American Century VP Advantage ...........            63     $21.834787    $      1,376                 4%
 Fidelity VIP - Growth Portfolio ...........         1,020      48.412397          49,381                 5%
 Nationwide SAT -
   Capital Appreciation Fund ...............           171      32.877948           5,622                 0%
 Nationwide SAT - Government Bond Fund .....           494      18.150229           8,966                 4%
 Nationwide SAT - Money Market Fund ........            34      14.186996             482                 2%
 Nationwide SAT - Total Return Fund ........           502      36.120724          18,133                 3%
 Neuberger & Berman - Balanced Portfolio ...           644      30.286315          19,504                10%


Corporate Variable Universal Life Contracts:
(policy years 1 through 4):
 American Century VP -
   American Century VP Balanced ............        72,684      12.838177         933,130                 1%
 American Century VP -
   American Century VP Capital Appreciation         28,027      16.455954         461,211                17%
 American Century VP -
   American Century VP Income & Growth .....        92,749      12.267591       1,137,807                (4)%
 American Century VP -
   American Century VP International .......       270,576      17.977283       4,864,221                (6)%
 American Century VP -
   American Century VP Value ...............       166,622      10.085804       1,680,517                (4)%
 The Dreyfus Socially Responsible
   Growth Fund, Inc. .......................        12,865      17.334282         223,006                 2%
 Dreyfus Stock Index Fund ..................     1,333,692      15.856417      21,147,577                (1)%
 Dreyfus VIF - Appreciation Portfolio ......       737,136      15.135092      11,156,621                 2%
 Dreyfus VIF - Growth and Income Portfolio .        32,157      12.787463         411,206                (1)%
 Fidelity VIP - Equity-Income Portfolio ....       204,918      11.851837       2,428,655                (3)%
 Fidelity VIP - Growth Portfolio ...........       238,696      20.072836       4,791,306                 5%
 Fidelity VIP - High Income Portfolio ......       184,668      10.066359       1,858,934                (5)%
 Fidelity VIP - Overseas Portfolio .........       331,867      14.548276       4,828,093                (5)%
 Fidelity VIP-II - Asset Manager Portfolio .       597,974      12.888587       7,707,040                (1)%
 Fidelity VIP-II - Contrafund Portfolio ....        97,567      16.024855       1,563,497                (2)%
 Fidelity VIP-III -
   Growth Opportunities Portfolio ..........        97,640      13.004783       1,269,787                (4)%
 Janus Aspen Series - Capital Appreciation
   Portfolio - Service Class ...............         3,989       9.312610          37,148                (7)%(a)
 Janus Aspen Series - Global Technology
   Portfolio - Service Class ...............        19,096      10.092968         192,735                 1%(a)
 Janus Aspen Series - International Growth
   Portfolio - Service Class ...............         2,992       9.735345          29,128                (3)%(a)

                                                                                                  PERIOD
                                                    UNITS      UNIT VALUE                        RETURN(b)
                                                    ------     ----------                        --------
 Morgan Stanley -
   Emerging Markets Debt Portfolio .........        22,635       9.347558         211,582                 6%
 Nationwide SAT -
   Capital Appreciation Fund ...............        82,836      14.124758       1,170,038                 0%
 Nationwide SAT - Government Bond Fund .....       344,606      11.373355       3,919,326                 4%
 Nationwide SAT - Money Market Fund ........     1,180,540      11.355602      13,405,742                 3%
 Nationwide SAT - Mid Cap Index Fund .......        19,184       9.869258         189,332                (1)%(a)
 Nationwide SAT -
   Nationwide Small Cap Growth Fund ........        19,751      10.176917         201,004                 2%(a)
 Nationwide SAT -
   Small Capital Value Fund ................       250,332      12.051981       3,016,997                11%
 Nationwide SAT - Small Company Fund .......       112,931      15.234780       1,720,479                 7%
 Nationwide SAT - Total Return Fund ........        14,472      13.251602         191,777                 3%
 Neuberger & Berman AMT -
   Growth Portfolio ........................       236,257      19.699542       4,654,155                14%
 Neuberger & Berman AMT -
   Limited Maturity Bond Portfolio .........       325,447      10.831214       3,524,986                 2%
 Neuberger & Berman AMT -
   Partners Portfolio ......................       378,718      11.185831       4,236,276                (1)%
 Oppenheimer Bond Fund/VA ..................        86,220      11.004944         948,846                 2%
 Oppenheimer
   Capital Appreciation Fund/VA ............       175,907      18.932740       3,330,401                 9%
 Oppenheimer Global Securities Fund/VA .....       112,156      19.992266       2,242,253                10%
 Oppenheimer Multiple Strategies Fund/VA ...        60,242      12.768545         769,203                 6%
 Strong - Opportunity Fund II, Inc. ........       377,030      15.911714       5,999,194                 4%
 Strong VIP -
   Strong International Stock Fund II ......        34,077      13.360365         455,281               (12)%
 Van Eck WIT -
   Worldwide Emerging Markets Fund .........       135,636       8.326025       1,129,309               (13)%
 Van Kampen LIT -
   Real Estate Securities Portfolio ........        27,110      10.462792         283,646                14%
 Warburg Pincus Trust -
   International Equity Portfolio ..........        25,576      12.824274         327,994                (9)%
 Warburg Pincus Trust -
   Global Post - Venture Capital Portfolio .        39,278      17.565596         689,941                 5%
 Warburg Pincus Trust -
   Small Company Growth Portfolio ..........       308,591      16.876571       5,207,958                 2%
                                                 =========     ==========    ------------
                                                                             $124,650,803
                                                                             ============

a)   These returns were computed for the period 05/01/00 through 06/30/00.

b) The period return does not include contract charges satisfied by surrendering units.

--------------------------------------------------------------------------------

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA o COLUMBUS, OHIO 43215-2220

                                                                 --------------
                                                                   Bulk Rate
                                                                  U.S. Postage
                                                                      PAID
                                                                 Columbus, Ohio
                                                                 Permit No. 521
                                                                 --------------

Nationwide(R) is a registered federal service mark of Nationwide Mutual Insurance Company